UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21777
JOHN HANCOCK FUNDS III
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended March 31, 2025:
  John Hancock Disciplined Value Fund
  John Hancock Disciplined Value Mid Cap Fund
  John Hancock Global Shareholder Yield Fund
  John Hancock International Growth Fund

John Hancock International Growth Fund
Class 1/GOIOX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class 1/GOIOX)	$98	0.94%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class 1/GOIOX) returned 8.05% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class 1/GOIOX)	8.05%	9.63%	6.75%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377447

87A-1

3/25

5/25

John Hancock International Growth Fund
Class A/GOIGX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class A/GOIGX)	$135	1.30%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class A/GOIGX) returned 7.70% (excluding sales charges) for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class A/GOIGX)	2.33%	8.12%	5.82%
International Growth Fund (Class A/GOIGX)—excluding sales charge	7.70%	9.23%	6.36%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377447

87A-A

3/25

5/25

John Hancock International Growth Fund
Class C/GONCX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class C/GONCX)	$207	2.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class C/GONCX) returned 6.96% (excluding sales charges) for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class C/GONCX)	5.96%	8.47%	5.62%
International Growth Fund (Class C/GONCX)—excluding sales charge	6.96%	8.47%	5.62%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377447

87A-C

3/25

5/25

John Hancock International Growth Fund
Class I/GOGIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class I/GOGIX)	$104	1.00%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class I/GOGIX) returned 8.03% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class I/GOGIX)	8.03%	9.57%	6.68%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377447

87A-I

3/25

5/25

John Hancock International Growth Fund
Class NAV/JIGHX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class NAV/JIGHX)	$93	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class NAV/JIGHX) returned 8.14% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class NAV/JIGHX)	8.14%	9.68%	6.79%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Class NAV shares were first offered on 6-2-15. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377447

87A-NAV

3/25

5/25

John Hancock International Growth Fund
Class R2/JHIGX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R2/JHIGX)	$143	1.38%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class R2/JHIGX) returned 7.61% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R2/JHIGX)	7.61%	9.14%	6.25%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377447

87A-R2

3/25

5/25

John Hancock International Growth Fund
Class R4/JIGIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R4/JIGIX)	$118	1.14%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class R4/JIGIX) returned 7.86% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R4/JIGIX)	7.86%	9.42%	6.52%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377447

87A-R4

3/25

5/25

John Hancock International Growth Fund
Class R6/JIGTX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock International Growth Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Growth Fund (Class R6/JIGTX)	$93	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
International Growth Fund (Class R6/JIGTX) returned 8.15% for the year ended March 31, 2025. Global equities rose during the 12-month period, largely driven by high-growth, high-momentum artificial intelligence and technology stocks. Conditions began to shift in early 2025, however, as value stocks started to outperform their growth counterparts. On a regional basis, investor sentiment shifted to non-U.S. equities toward period end following a tech stock sell-off and uncertainty about U.S. economic policy.
TOP PERFORMANCE CONTRIBUTORS
Industrials | The industrials sector, a contributor to the fund’s absolute performance, was led by Rheinmetall AG, a German automotive and arms manufacturer, and Recruit Holdings Company, Ltd., a Japanese human resources company.
Communication services | In the communication services sector, which added to the fund’s absolute return, Chinese technology conglomerate Tencent Holdings, Ltd. was a standout contributor.
Consumer discretionary | Within the consumer discretionary sector, the fund’s top contributors were Japanese conglomerate Sony Group Corp. and Aristocrat Leisure, Ltd., an Australian maker of gambling machines.

TOP PERFORMANCE DETRACTORS
Health care | In the health care sector, ICON PLC, an Irish clinical research organization, and Danish pharmaceutical Novo Nordisk A/S company meaningfully detracted on an absolute basis.
Information technology | The information technology sector hampered results on an absolute basis, most notably due to the fund’s position in ASML Holding NV, a Dutch manufacturer of lithography systems.
Consumer staples | Within this sector, exposure to Wal-Mart de Mexico SAB de CV, the Mexican and Central American division of retail giant Walmart, and brewing company China Resources Beer Holdings Company, Ltd. weighed on the fund’s absolute performance.

The views expressed in this report are exclusively those of the portfolio management team at Wellington Management Company LLP, and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
International Growth Fund (Class R6/JIGTX)	8.15%	9.68%	6.80%
MSCI ACWI ex USA Index	6.09%	10.92%	4.98%
MSCI ACWI ex USA Growth Index	1.15%	8.11%	5.06%
MSCI EAFE Index	4.88%	11.77%	5.40%

The fund has designated MSCI ACWI ex USA Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$4,755,536,701
Total number of portfolio holdings	68
Total advisory fees paid (net)	$44,945,618
Portfolio turnover rate	65%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Taiwan Semiconductor Manufacturing Company, Ltd.	6.2%
Tencent Holdings, Ltd.	4.1%
Sony Group Corp.	3.2%
AstraZeneca PLC	3.0%
Safran SA	2.6%
London Stock Exchange Group PLC	2.6%
Constellation Software, Inc.	2.5%
Bharti Airtel, Ltd.	2.5%
Rheinmetall AG	2.4%
Unilever PLC	2.2%

Sector Composition
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377447

87A-R6

3/25

5/25

John Hancock Global Shareholder Yield Fund
Class A/JGYAX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class A/JGYAX)	$116	1.09%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class A/JGYAX) returned 13.24% (excluding sales charges) for the year ended March 31, 2025. Key factors that affected fund performance during the period included generally easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and high-profile elections in the United States and other key markets.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included consumer staples, led by Philip Morris International, Inc. and Imperial Brands PLC; financials, led by BAWAG Group AG and Allianz SE; and utilities, led by Entergy Corp. and NiSource, Inc.
Top markets | The top-performing markets on an absolute basis included the United States, led by Philip Morris and Broadcom, Inc.; the United Kingdom, led by Imperial Brands and British American Tobacco PLC; and Germany, led by Deutsche Telekom AG and Allianz SE.
Specific holdings | From an individual stock perspective, the strongest absolute contributors were Phillip Morris, Broadcom, Imperial Brands, BAWAG Group, and Deutsche Telekom.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The weakest-performing sectors on an absolute basis were materials, including Dow, Inc., and LyondellBasell Industries NV; and consumer discretionary, including Toyota Motor Corp.
Weakest markets | The countries that detracted the most from absolute performance were Japan, including Toyota; Canada, including Restaurant Brands International, Inc.; and South Korea, including Samsung Electronics Company, Ltd.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Dow, LyondellBasell, Samsung, Restaurant Brands, and Toyota.

The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class A/JGYAX)	7.56%	13.15%	6.05%
Global Shareholder Yield Fund (Class A/JGYAX)—excluding sales charge	13.24%	14.30%	6.60%
MSCI World Index	7.04%	16.13%	9.50%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,194,674,206
Total number of portfolio holdings	111
Total advisory fees paid (net)	$7,570,688
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

Sector Composition
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377437

320A-A

3/25

5/25

John Hancock Global Shareholder Yield Fund
Class C/JGYCX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class C/JGYCX)	$195	1.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class C/JGYCX) returned 12.35% (excluding sales charges) for the year ended March 31, 2025. Key factors that affected fund performance during the period included generally easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and high-profile elections in the United States and other key markets.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included consumer staples, led by Philip Morris International, Inc. and Imperial Brands PLC; financials, led by BAWAG Group AG and Allianz SE; and utilities, led by Entergy Corp. and NiSource, Inc.
Top markets | The top-performing markets on an absolute basis included the United States, led by Philip Morris and Broadcom, Inc.; the United Kingdom, led by Imperial Brands and British American Tobacco PLC; and Germany, led by Deutsche Telekom AG and Allianz SE.
Specific holdings | From an individual stock perspective, the strongest absolute contributors were Phillip Morris, Broadcom, Imperial Brands, BAWAG Group, and Deutsche Telekom.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The weakest-performing sectors on an absolute basis were materials, including Dow, Inc., and LyondellBasell Industries NV; and consumer discretionary, including Toyota Motor Corp.
Weakest markets | The countries that detracted the most from absolute performance were Japan, including Toyota; Canada, including Restaurant Brands International, Inc.; and South Korea, including Samsung Electronics Company, Ltd.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Dow, LyondellBasell, Samsung, Restaurant Brands, and Toyota.

The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class C/JGYCX)	11.35%	13.45%	5.80%
Global Shareholder Yield Fund (Class C/JGYCX)—excluding sales charge	12.35%	13.45%	5.80%
MSCI World Index	7.04%	16.13%	9.50%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,194,674,206
Total number of portfolio holdings	111
Total advisory fees paid (net)	$7,570,688
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

Sector Composition
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377437

320A-C

3/25

5/25

John Hancock Global Shareholder Yield Fund
Class I/JGYIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class I/JGYIX)	$90	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class I/JGYIX) returned 13.54% for the year ended March 31, 2025. Key factors that affected fund performance during the period included generally easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and high-profile elections in the United States and other key markets.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included consumer staples, led by Philip Morris International, Inc. and Imperial Brands PLC; financials, led by BAWAG Group AG and Allianz SE; and utilities, led by Entergy Corp. and NiSource, Inc.
Top markets | The top-performing markets on an absolute basis included the United States, led by Philip Morris and Broadcom, Inc.; the United Kingdom, led by Imperial Brands and British American Tobacco PLC; and Germany, led by Deutsche Telekom AG and Allianz SE.
Specific holdings | From an individual stock perspective, the strongest absolute contributors were Phillip Morris, Broadcom, Imperial Brands, BAWAG Group, and Deutsche Telekom.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The weakest-performing sectors on an absolute basis were materials, including Dow, Inc., and LyondellBasell Industries NV; and consumer discretionary, including Toyota Motor Corp.
Weakest markets | The countries that detracted the most from absolute performance were Japan, including Toyota; Canada, including Restaurant Brands International, Inc.; and South Korea, including Samsung Electronics Company, Ltd.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Dow, LyondellBasell, Samsung, Restaurant Brands, and Toyota.

The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class I/JGYIX)	13.54%	14.61%	6.88%
MSCI World Index	7.04%	16.13%	9.50%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,194,674,206
Total number of portfolio holdings	111
Total advisory fees paid (net)	$7,570,688
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

Sector Composition
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377437

320A-I

3/25

5/25

John Hancock Global Shareholder Yield Fund
Class R2/JGSRX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R2/JGSRX)	$130	1.22%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class R2/JGSRX) returned 13.05% for the year ended March 31, 2025. Key factors that affected fund performance during the period included generally easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and high-profile elections in the United States and other key markets.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included consumer staples, led by Philip Morris International, Inc. and Imperial Brands PLC; financials, led by BAWAG Group AG and Allianz SE; and utilities, led by Entergy Corp. and NiSource, Inc.
Top markets | The top-performing markets on an absolute basis included the United States, led by Philip Morris and Broadcom, Inc.; the United Kingdom, led by Imperial Brands and British American Tobacco PLC; and Germany, led by Deutsche Telekom AG and Allianz SE.
Specific holdings | From an individual stock perspective, the strongest absolute contributors were Phillip Morris, Broadcom, Imperial Brands, BAWAG Group, and Deutsche Telekom.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The weakest-performing sectors on an absolute basis were materials, including Dow, Inc., and LyondellBasell Industries NV; and consumer discretionary, including Toyota Motor Corp.
Weakest markets | The countries that detracted the most from absolute performance were Japan, including Toyota; Canada, including Restaurant Brands International, Inc.; and South Korea, including Samsung Electronics Company, Ltd.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Dow, LyondellBasell, Samsung, Restaurant Brands, and Toyota.

The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class R2/JGSRX)	13.05%	14.17%	6.45%
MSCI World Index	7.04%	16.13%	9.50%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,194,674,206
Total number of portfolio holdings	111
Total advisory fees paid (net)	$7,570,688
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

Sector Composition
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377437

320A-R2

3/25

5/25

John Hancock Global Shareholder Yield Fund
Class R6/JGRSX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Global Shareholder Yield Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Shareholder Yield Fund (Class R6/JGRSX)	$79	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Global Shareholder Yield Fund (Class R6/JGRSX) returned 13.59% for the year ended March 31, 2025. Key factors that affected fund performance during the period included generally easing global inflationary pressures, interest-rate cuts by major central banks, moderating economic growth, and high-profile elections in the United States and other key markets.
TOP PERFORMANCE CONTRIBUTORS
Top sectors | The top-performing sectors on an absolute basis for the period included consumer staples, led by Philip Morris International, Inc. and Imperial Brands PLC; financials, led by BAWAG Group AG and Allianz SE; and utilities, led by Entergy Corp. and NiSource, Inc.
Top markets | The top-performing markets on an absolute basis included the United States, led by Philip Morris and Broadcom, Inc.; the United Kingdom, led by Imperial Brands and British American Tobacco PLC; and Germany, led by Deutsche Telekom AG and Allianz SE.
Specific holdings | From an individual stock perspective, the strongest absolute contributors were Phillip Morris, Broadcom, Imperial Brands, BAWAG Group, and Deutsche Telekom.

TOP PERFORMANCE DETRACTORS
Weakest sectors | The weakest-performing sectors on an absolute basis were materials, including Dow, Inc., and LyondellBasell Industries NV; and consumer discretionary, including Toyota Motor Corp.
Weakest markets | The countries that detracted the most from absolute performance were Japan, including Toyota; Canada, including Restaurant Brands International, Inc.; and South Korea, including Samsung Electronics Company, Ltd.
Specific holdings | From an individual stock perspective, the largest absolute detractors were Dow, LyondellBasell, Samsung, Restaurant Brands, and Toyota.

The views expressed in this report are exclusively those of the portfolio management team at Epoch Investment Partners, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Shareholder Yield Fund (Class R6/JGRSX)	13.59%	14.70%	6.99%
MSCI World Index	7.04%	16.13%	9.50%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$1,194,674,206
Total number of portfolio holdings	111
Total advisory fees paid (net)	$7,570,688
Portfolio turnover rate	17%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AbbVie, Inc.	2.0%
IBM Corp.	1.9%
Imperial Brands PLC	1.9%
Philip Morris International, Inc.	1.9%
Microsoft Corp.	1.9%
Cisco Systems, Inc.	1.7%
Broadcom, Inc.	1.7%
AXA SA	1.7%
MPLX LP	1.6%
Enterprise Products Partners LP	1.5%

Sector Composition
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377437

320A-R6

3/25

5/25

John Hancock Disciplined Value Mid Cap Fund
Class A/JVMAX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class A/JVMAX)	$110	1.10%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class A/JVMAX) declined 0.83% (excluding sales charges) for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.

TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class A/JVMAX)	(5.79)%	16.22%	7.79%
Disciplined Value Mid Cap Fund (Class A/JVMAX)—excluding sales charge	(0.83)%	17.41%	8.34%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377399

363A-A

3/25

5/25

John Hancock Disciplined Value Mid Cap Fund
Class C/JVMCX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class C/JVMCX)	$184	1.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class C/JVMCX) declined 1.56% (excluding sales charges) for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.

TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class C/JVMCX)	(2.44)%	16.53%	7.53%
Disciplined Value Mid Cap Fund (Class C/JVMCX)—excluding sales charge	(1.56)%	16.53%	7.53%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377399

363A-C

3/25

5/25

John Hancock Disciplined Value Mid Cap Fund
Class I/JVMIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class I/JVMIX)	$85	0.85%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class I/JVMIX) declined 0.57% for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.

TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class I/JVMIX)	(0.57)%	17.71%	8.61%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377399

363A-I

3/25

5/25

John Hancock Disciplined Value Mid Cap Fund
Class R2/JVMSX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	$123	1.24%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R2/JVMSX) declined 0.97% for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.

TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R2/JVMSX)	(0.97)%	17.23%	8.18%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377399

363A-R2

3/25

5/25

John Hancock Disciplined Value Mid Cap Fund
Class R4/JVMTX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	$99	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R4/JVMTX) declined 0.72% for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.

TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R4/JVMTX)	(0.72)%	17.53%	8.45%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377399

363A-R4

3/25

5/25

John Hancock Disciplined Value Mid Cap Fund
Class R6/JVMRX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Mid Cap Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	$74	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Mid Cap Fund (Class R6/JVMRX) declined 0.47% for the year ended March 31, 2025. After performing well through the end of November 2024, mid-cap value stocks turned lower over the final four months of the period due to mounting concerns about the economic outlook. The category finished with only a modest gain for the full 12 months as a result.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | LPL Financial Holdings, Inc., Ameriprise Financial, Inc., and the U.K. insurance company Aon PLC were among a large group of holdings that registered double-digit gains.
Utilities | All of the fund’s holdings in the sector produced positive total returns on an absolute basis. Entergy Corp., which was seen as a potential beneficiary of rising electricity demand from data centers, was the top contributor. DTE Energy Company and CenterPoint Energy, Inc. also helped results.
Real estate | A number of positions made sizable contributions, led by Regency Centers Corp. and Essex Property Trust, Inc.

TOP PERFORMANCE DETRACTORS
Materials | The sector was hit hard by the weaker economic outlook in the second half of the period, causing most of the fund’s holdings to finish with losses. Olin Corp. and Ball Corp., which produce chemicals and packaging solutions, respectively, were the most notable detractors.
Energy | The fund was hurt by positions in the oil services stocks Weatherford International PLC and Halliburton Company, both of which were pressured by concerns that large energy producers would cut spending.
Health care | ICON PLC was the largest detractor on an absolute basis in the sector.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Mid Cap Fund (Class R6/JVMRX)	(0.47)%	17.82%	8.72%
Russell 3000 Index	7.22%	18.18%	11.80%
Russell Midcap Value Index	2.27%	16.70%	7.62%

The fund has designated Russell 3000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$21,009,410,200
Total number of portfolio holdings	134
Total advisory fees paid (net)	$158,633,434
Portfolio turnover rate	49%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
AutoZone, Inc.	2.0%
Cencora, Inc.	1.9%
Howmet Aerospace, Inc.	1.9%
Ameriprise Financial, Inc.	1.9%
Check Point Software Technologies, Ltd.	1.8%
LPL Financial Holdings, Inc.	1.7%
Norfolk Southern Corp.	1.6%
Fifth Third Bancorp	1.4%
Simon Property Group, Inc.	1.4%
DTE Energy Company	1.3%

Sector Composition
Industrials	22.5%
Financials	17.4%
Consumer discretionary	12.4%
Information technology	8.9%
Real estate	7.8%
Energy	6.5%
Materials	6.0%
Health care	5.9%
Utilities	5.3%
Consumer staples	5.3%
Short-term investments and other	2.0%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377399

363A-R6

3/25

5/25

John Hancock Disciplined Value Fund
Class A/JVLAX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class A/JVLAX)	$101	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class A/JVLAX) returned 3.07% (excluding sales charges) for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.

TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class A/JVLAX)	(2.11)%	17.15%	8.25%
Disciplined Value Fund (Class A/JVLAX)—excluding sales charge	3.07%	18.36%	8.81%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377381

340A-A

3/25

5/25

John Hancock Disciplined Value Fund
Class C/JVLCX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class C/JVLCX)	$176	1.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class C/JVLCX) returned 2.30% (excluding sales charges) for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.

TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class C/JVLCX)	1.40%	17.46%	7.99%
Disciplined Value Fund (Class C/JVLCX)—excluding sales charge	2.30%	17.46%	7.99%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377381

340A-C

3/25

5/25

John Hancock Disciplined Value Fund
Class I/JVLIX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class I/JVLIX)	$75	0.74%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class I/JVLIX) returned 3.30% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.

TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class I/JVLIX)	3.30%	18.65%	9.08%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377381

340A-I

3/25

5/25

John Hancock Disciplined Value Fund
Class NAV/JDVNX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class NAV/JDVNX)	$64	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class NAV/JDVNX) returned 3.41% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.

TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class NAV/JDVNX)	3.41%	18.78%	9.21%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377381

340A-NAV

3/25

5/25

John Hancock Disciplined Value Fund
Class R2/JDVPX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R2/JDVPX)	$115	1.13%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class R2/JDVPX) returned 2.91% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.

TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R2/JDVPX)	2.91%	18.19%	8.65%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377381

340A-R2

3/25

5/25

John Hancock Disciplined Value Fund
Class R4/JDVFX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R4/JDVFX)	$89	0.88%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class R4/JDVFX) returned 3.16% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.

TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R4/JDVFX)	3.16%	18.48%	8.92%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377381

340A-R4

3/25

5/25

John Hancock Disciplined Value Fund
Class R5/JDVVX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R5/JDVVX)	$69	0.68%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class R5/JDVVX) returned 3.35% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.

TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R5/JDVVX)	3.35%	18.72%	9.14%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377381

340A-R5

3/25

5/25

John Hancock Disciplined Value Fund
Class R6/JDVWX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Fund (the fund) for the period of April 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Fund (Class R6/JDVWX)	$64	0.63%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Fund (Class R6/JDVWX) returned 3.44% for the year ended March 31, 2025. Large-cap value stocks produced positive total returns, reflecting the favorable backdrop of healthy corporate earnings and falling interest rates. The category lost some ground in the final three months of the period, however, as shifts in U.S. trade policy began to weigh on the economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Financial stocks | Financials made the largest contribution to absolute performance due to their strong return and sizable portfolio weighting. JPMorgan Chase & Co., Morgan Stanley, and LPL Financial Holdings, Inc. were the leading contributors.
Consumer staples | Philip Morris International, Inc., which benefited from a rotation toward defensive stocks in the first quarter of 2025, was the top contributor. Walmart, Inc. and U.S. Foods Holding Corp. also helped results.
Health care | AbbVie, Inc. and McKesson Corp. accounted for the majority of the fund’s positive return in the sector.

TOP PERFORMANCE DETRACTORS
Energy | All but one holding in energy suffered losses. Marathon Petroleum Corp. and Cenovus Energy, Inc. were the largest detractors.
Information technology | After performing well early in the period, semiconductor stocks returned lower and finished as key detractors from absolute performance. Microchip Technology, Inc. and Advanced Micro Devices, Inc., were among several holdings in the industry that experienced losses.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Fund (Class R6/JDVWX)	3.44%	18.78%	9.20%
Russell 1000 Index	7.82%	18.47%	12.18%
Russell 1000 Value Index	7.18%	16.15%	8.79%

The fund has designated Russell 1000 Index as its broad-based securities market index in accordance with the revised definition for such an index.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$16,558,618,002
Total number of portfolio holdings	84
Total advisory fees paid (net)	$89,501,260
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
JPMorgan Chase & Co.	4.0%
AbbVie, Inc.	2.8%
Philip Morris International, Inc.	2.7%
UnitedHealth Group, Inc.	2.6%
Alphabet, Inc., Class A	2.3%
Cencora, Inc.	2.1%
Sysco Corp.	1.9%
McKesson Corp.	1.9%
Honeywell International, Inc.	1.8%
The Coca-Cola Company	1.8%

Sector Composition
Financials	23.1%
Health care	14.6%
Industrials	13.1%
Consumer staples	10.3%
Information technology	8.1%
Energy	8.1%
Utilities	5.5%
Communication services	5.4%
Materials	4.5%
Consumer discretionary	4.1%
Short-term investments and other	3.2%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4377381

340A-R6

3/25

5/25

John Hancock International Growth Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $210,498 and $202,832 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, reviews for supplemental regulatory filings and software licensing fees. Amounts billed to the registrant were $2,781 and $10,016 for fiscal years ended March 31, 2025 and March 31, 2024, respectively.

Amounts billed to control affiliates were $132,464 and $127,986 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $28,361 and $23,158 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees amounted to $0 and $1,476 for the fiscal years ended March 31, 2025 and March 31, 2024, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended March 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $761,616 for the fiscal year ended March 31, 2025 and $1,027,297 for the fiscal year ended March 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended March 31, 2025 for the following funds:

  John Hancock Disciplined Value Fund

  John Hancock Disciplined Value Mid Cap Fund

  John Hancock Global Shareholder Yield Fund

  John Hancock International Growth Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Fund
U.S. equity
March 31, 2025

John Hancock
Disciplined Value Fund

2	Fund’s investments
7	Financial statements
10	Financial highlights
18	Notes to financial statements
27	Report of independent registered public accounting firm
28	Tax information
1	JOHN HANCOCK DISCIPLINED VALUE FUND |

Fund’s investments
AS OF 3-31-25
	Shares	Value
Common stocks 96.8%		$16,032,773,212
(Cost $12,934,367,694)
Communication services 5.4%		890,710,028
Entertainment 1.1%
The Walt Disney Company	1,747,979	172,525,527
Interactive media and services 2.3%
Alphabet, Inc., Class A	2,471,933	382,259,719
Media 1.0%
Omnicom Group, Inc.	2,036,374	168,835,768
Wireless telecommunication services 1.0%
T-Mobile US, Inc.	626,482	167,089,014
Consumer discretionary 4.1%		685,271,107
Hotels, restaurants and leisure 0.6%
Booking Holdings, Inc.	22,841	105,226,431
Household durables 0.2%
Lennar Corp., Class A	248,102	28,477,148
Specialty retail 3.3%
AutoNation, Inc. (A)	902,324	146,104,302
AutoZone, Inc. (A)	71,315	271,908,406
The Home Depot, Inc.	364,416	133,554,820
Consumer staples 10.3%		1,704,381,858
Beverages 2.5%
Coca-Cola Europacific Partners PLC	1,307,541	113,795,293
The Coca-Cola Company	4,119,304	295,024,552
Consumer staples distribution and retail 3.6%
Sysco Corp.	4,174,751	313,273,315
U.S. Foods Holding Corp. (A)	4,443,443	290,867,779
Personal care products 1.5%
Kenvue, Inc.	10,087,544	241,899,305
Tobacco 2.7%
Philip Morris International, Inc.	2,831,989	449,521,614
Energy 8.1%		1,341,577,778
Energy equipment and services 1.5%
Schlumberger, Ltd.	6,009,738	251,207,048
Oil, gas and consumable fuels 6.6%
Canadian Natural Resources, Ltd.	3,390,819	104,437,225
Cenovus Energy, Inc.	8,293,706	115,365,450
ConocoPhillips	2,454,495	257,771,065
Diamondback Energy, Inc.	1,702,820	272,246,862
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	2

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Marathon Petroleum Corp.	1,524,796	$222,147,529
ONEOK, Inc.	1,193,334	118,402,599
Financials 23.1%		3,825,483,085
Banks 6.7%
Huntington Bancshares, Inc.	14,756,437	221,494,119
JPMorgan Chase & Co.	2,677,504	656,791,731
Wells Fargo & Company	3,301,371	237,005,424
Capital markets 6.0%
Blue Owl Capital, Inc.	6,455,757	129,373,370
Intercontinental Exchange, Inc.	564,584	97,390,740
LPL Financial Holdings, Inc.	765,798	250,523,158
Morgan Stanley	1,745,713	203,672,336
The Charles Schwab Corp.	2,281,179	178,570,692
The Goldman Sachs Group, Inc.	229,286	125,256,649
Consumer finance 2.6%
American Express Company	902,324	242,770,272
Discover Financial Services	1,074,419	183,403,323
Financial services 3.8%
Apollo Global Management, Inc.	1,276,505	174,804,595
Corpay, Inc. (A)	686,289	239,322,700
Fidelity National Information Services, Inc.	2,981,242	222,639,153
Insurance 4.0%
Aon PLC, Class A	609,745	243,343,132
Arthur J. Gallagher & Company	337,217	116,420,797
Chubb, Ltd.	319,082	96,359,573
The Allstate Corp.	996,481	206,341,321
Health care 14.6%		2,414,623,029
Biotechnology 2.8%
AbbVie, Inc.	2,213,354	463,741,933
Health care equipment and supplies 2.4%
Abbott Laboratories	1,462,552	194,007,523
Medtronic PLC	2,167,914	194,808,752
Health care providers and services 8.4%
Cencora, Inc.	1,234,483	343,297,377
Centene Corp. (A)	1,105,281	67,101,610
Elevance Health, Inc.	278,973	121,342,096
McKesson Corp.	454,561	305,915,007
Quest Diagnostics, Inc.	685,728	116,025,178
UnitedHealth Group, Inc.	832,753	436,154,384
3	JOHN HANCOCK DISCIPLINED VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 1.0%
AstraZeneca PLC, ADR	2,343,254	$172,229,169
Industrials 13.1%		2,171,459,504
Aerospace and defense 1.1%
General Dynamics Corp.	649,673	177,087,866
Air freight and logistics 0.5%
CH Robinson Worldwide, Inc.	819,692	83,936,461
Building products 0.8%
Allegion PLC	622,649	81,230,789
Builders FirstSource, Inc. (A)	398,119	49,740,988
Electrical equipment 1.0%
Emerson Electric Company	1,449,297	158,900,923
Ground transportation 3.1%
Norfolk Southern Corp.	1,014,961	240,393,513
Uber Technologies, Inc. (A)	3,754,713	273,568,389
Industrial conglomerates 1.8%
Honeywell International, Inc.	1,436,220	304,119,585
Machinery 1.7%
Fortive Corp.	1,918,506	140,396,269
Wabtec Corp.	750,454	136,094,833
Passenger airlines 0.5%
United Airlines Holdings, Inc. (A)	1,298,474	89,659,630
Professional services 2.0%
Jacobs Solutions, Inc.	1,317,479	159,270,036
KBR, Inc.	1,723,917	85,868,306
Leidos Holdings, Inc.	645,139	87,055,057
Trading companies and distributors 0.6%
United Rentals, Inc.	166,167	104,136,859
Information technology 8.1%		1,345,397,783
Electronic equipment, instruments and components 2.6%
Flex, Ltd. (A)	5,302,002	175,390,226
Keysight Technologies, Inc. (A)	992,294	148,615,872
Trimble, Inc. (A)	1,675,096	109,970,052
Semiconductors and semiconductor equipment 3.2%
Applied Materials, Inc.	937,720	136,081,926
Microchip Technology, Inc.	2,461,469	119,159,714
Micron Technology, Inc.	1,993,481	173,213,564
NXP Semiconductors NV	561,097	106,642,096
Software 1.3%
Oracle Corp.	1,517,634	212,180,410
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	4

	Shares	Value
Information technology (continued)
Technology hardware, storage and peripherals 1.0%
Dell Technologies, Inc., Class C	1,800,811	$164,143,923
Materials 4.5%		737,212,596
Construction materials 1.7%
CRH PLC	3,127,184	275,098,376
Containers and packaging 0.7%
Smurfit WestRock PLC	2,497,213	112,524,418
Metals and mining 2.1%
Kinross Gold Corp.	19,501,876	245,918,656
Teck Resources, Ltd., Class B	2,845,763	103,671,146
Utilities 5.5%		916,656,444
Electric utilities 4.3%
FirstEnergy Corp.	5,633,813	227,718,721
NextEra Energy, Inc.	2,454,843	174,023,820
NRG Energy, Inc.	855,769	81,691,709
PPL Corp.	6,435,551	232,387,747
Multi-utilities 1.2%
CenterPoint Energy, Inc.	5,543,319	200,834,447

	Yield (%)	Shares	Value
Short-term investments 3.1%			$510,957,508
(Cost $510,957,508)
Short-term funds 3.1%			510,957,508
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2644(B)	510,957,508	510,957,508

Total investments (Cost $13,445,325,202) 99.9%	$16,543,730,720
Other assets and liabilities, net 0.1%	14,887,282
Total net assets 100.0%	$16,558,618,002

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 3-31-25.
At 3-31-25, the aggregate cost of investments for federal income tax purposes was $13,513,132,263. Net unrealized appreciation aggregated to $3,030,598,457, of which $3,322,620,525 related to gross unrealized appreciation and $292,022,068 related to gross unrealized depreciation.
5	JOHN HANCOCK DISCIPLINED VALUE FUND |	SEE NOTES TO FINANCIAL STATEMENTS

The fund had the following country composition as a percentage of net assets on 3-31-25:
United States	89.8%
Canada	3.4%
United Kingdom	3.2%
Ireland	2.4%
Other countries	1.2%
TOTAL	100.0%
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE FUND	6

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-25

Assets
Unaffiliated investments, at value (Cost $13,445,325,202)	$16,543,730,720
Dividends receivable	23,015,361
Receivable for fund shares sold	28,617,402
Receivable for investments sold	25,020,073
Receivable for securities lending income	249
Other assets	867,706
Total assets	16,621,251,511
Liabilities
Payable for investments purchased	44,114,461
Payable for fund shares repurchased	16,008,443
Payable to affiliates
Accounting and legal services fees	407,456
Transfer agent fees	916,737
Distribution and service fees	18,827
Trustees’ fees	979
Other liabilities and accrued expenses	1,166,606
Total liabilities	62,633,509
Net assets	$16,558,618,002
Net assets consist of
Paid-in capital	$12,993,190,554
Total distributable earnings (loss)	3,565,427,448
Net assets	$16,558,618,002

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,293,688,506 ÷ 54,662,072 shares)[1]	$23.67
Class C ($56,302,034 ÷ 2,643,470 shares)[1]	$21.30
Class I ($7,748,956,972 ÷ 345,136,640 shares)	$22.45
Class R2 ($53,167,739 ÷ 2,373,413 shares)	$22.40
Class R4 ($40,939,441 ÷ 1,822,600 shares)	$22.46
Class R5 ($62,626,297 ÷ 2,779,475 shares)	$22.53
Class R6 ($4,484,509,665 ÷ 199,079,954 shares)	$22.53
Class NAV ($2,818,427,348 ÷ 125,056,259 shares)	$22.54
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$24.92

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-25

Investment income
Dividends	$281,681,450
Interest	32,887
Less foreign taxes withheld	(3,525,558)
Total investment income	278,188,779
Expenses
Investment management fees	90,789,834
Distribution and service fees	4,544,884
Accounting and legal services fees	2,282,512
Transfer agent fees	10,411,201
Trustees’ fees	320,930
Custodian fees	1,652,290
State registration fees	291,743
Printing and postage	843,892
Professional fees	475,633
Other	390,524
Total expenses	112,003,443
Less expense reductions	(1,346,188)
Net expenses	110,657,255
Net investment income	167,531,524
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	1,845,464,055
Affiliated investments	(8,020)
1,845,456,035
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(1,529,416,220)
Affiliated investments	1
(1,529,416,219)
Net realized and unrealized gain	316,039,816
Increase in net assets from operations	$483,571,340
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-25	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$167,531,524	$134,941,629
Net realized gain	1,845,456,035	920,593,744
Change in net unrealized appreciation (depreciation)	(1,529,416,219)	2,180,312,177
Increase in net assets resulting from operations	483,571,340	3,235,847,550
Distributions to shareholders
From earnings
Class A	(154,930,830)	(79,181,804)
Class C	(7,280,485)	(4,311,301)
Class I	(959,358,243)	(438,742,065)
Class R2	(6,766,250)	(3,397,316)
Class R4	(7,072,888)	(4,001,056)
Class R5	(8,060,942)	(4,210,227)
Class R6	(573,810,642)	(276,975,481)
Class NAV	(134,798,887)	(75,145,269)
Total distributions	(1,852,079,167)	(885,964,519)
From fund share transactions	3,118,049,813	382,748,421
Total increase	1,749,541,986	2,732,631,452
Net assets
Beginning of year	14,809,076,016	12,076,444,564
End of year	$16,558,618,002	$14,809,076,016
9	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$25.94	$21.72	$24.55	$24.73	$15.18
Net investment income[1]	0.21	0.18	0.24	0.15	0.18
Net realized and unrealized gain (loss) on investments	0.59	5.59	(1.63)	3.04	9.65
Total from investment operations	0.80	5.77	(1.39)	3.19	9.83
Less distributions
From net investment income	(0.19)	(0.19)	(0.23)	(0.16)	(0.28)
From net realized gain	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	(3.07)	(1.55)	(1.44)	(3.37)	(0.28)
Net asset value, end of period	$23.67	$25.94	$21.72	$24.55	$24.73
Total return (%)[2,3]	3.07	27.42	(5.60)	13.42	65.19
Ratios and supplemental data
Net assets, end of period (in millions)	$1,294	$1,382	$1,185	$1,204	$1,037
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	1.03	1.02	1.04	1.07
Expenses including reductions	0.99	1.02	1.01	1.03	1.07
Net investment income	0.83	0.79	1.04	0.60	0.94
Portfolio turnover (%)	63	48	43	38	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	10

CLASS C SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$23.63	$19.92	$22.62	$23.05	$14.17
Net investment income (loss)[1]	0.02	0.01	0.06	(0.04)	0.03
Net realized and unrealized gain (loss) on investments	0.54	5.08	(1.49)	2.82	9.00
Total from investment operations	0.56	5.09	(1.43)	2.78	9.03
Less distributions
From net investment income	(0.01)	(0.02)	(0.06)	—	(0.15)
From net realized gain	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	(2.89)	(1.38)	(1.27)	(3.21)	(0.15)
Net asset value, end of period	$21.30	$23.63	$19.92	$22.62	$23.05
Total return (%)[2,3]	2.30	26.40	(6.26)	12.56	63.90
Ratios and supplemental data
Net assets, end of period (in millions)	$56	$72	$79	$116	$135
Ratios (as a percentage of average net assets):
Expenses before reductions	1.75	1.78	1.77	1.79	1.82
Expenses including reductions	1.74	1.77	1.76	1.78	1.82
Net investment income (loss)	0.08	0.05	0.29	(0.17)	0.19
Portfolio turnover (%)	63	48	43	38	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
11	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$24.76	$20.80	$23.57	$23.86	$14.65
Net investment income[1]	0.27	0.23	0.28	0.21	0.22
Net realized and unrealized gain (loss) on investments	0.56	5.33	(1.55)	2.93	9.32
Total from investment operations	0.83	5.56	(1.27)	3.14	9.54
Less distributions
From net investment income	(0.26)	(0.24)	(0.29)	(0.22)	(0.33)
From net realized gain	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	(3.14)	(1.60)	(1.50)	(3.43)	(0.33)
Net asset value, end of period	$22.45	$24.76	$20.80	$23.57	$23.86
Total return (%)[2]	3.30	27.68	(5.33)	13.73	65.58
Ratios and supplemental data
Net assets, end of period (in millions)	$7,749	$7,297	$5,657	$6,039	$5,618
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	0.78	0.77	0.79	0.82
Expenses including reductions	0.74	0.77	0.76	0.78	0.82
Net investment income	1.08	1.04	1.29	0.84	1.18
Portfolio turnover (%)	63	48	43	38	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	12

CLASS R2 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$24.71	$20.76	$23.53	$23.83	$14.63
Net investment income[1]	0.17	0.15	0.20	0.11	0.15
Net realized and unrealized gain (loss) on investments	0.56	5.32	(1.56)	2.93	9.31
Total from investment operations	0.73	5.47	(1.36)	3.04	9.46
Less distributions
From net investment income	(0.16)	(0.16)	(0.20)	(0.13)	(0.26)
From net realized gain	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	(3.04)	(1.52)	(1.41)	(3.34)	(0.26)
Net asset value, end of period	$22.40	$24.71	$20.76	$23.53	$23.83
Total return (%)[2]	2.91	27.22	(5.73)	13.28	64.94
Ratios and supplemental data
Net assets, end of period (in millions)	$53	$51	$50	$55	$55
Ratios (as a percentage of average net assets):
Expenses before reductions	1.14	1.17	1.16	1.18	1.21
Expenses including reductions	1.13	1.16	1.15	1.17	1.20
Net investment income	0.69	0.66	0.90	0.43	0.80
Portfolio turnover (%)	63	48	43	38	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$24.77	$20.80	$23.58	$23.87	$14.65
Net investment income[1]	0.23	0.20	0.25	0.17	0.20
Net realized and unrealized gain (loss) on investments	0.56	5.34	(1.57)	2.94	9.32
Total from investment operations	0.79	5.54	(1.32)	3.11	9.52
Less distributions
From net investment income	(0.22)	(0.21)	(0.25)	(0.19)	(0.30)
From net realized gain	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	(3.10)	(1.57)	(1.46)	(3.40)	(0.30)
Net asset value, end of period	$22.46	$24.77	$20.80	$23.58	$23.87
Total return (%)[2]	3.16	27.56	(5.52)	13.58	65.34
Ratios and supplemental data
Net assets, end of period (in millions)	$41	$55	$49	$62	$62
Ratios (as a percentage of average net assets):
Expenses before reductions	0.99	1.01	1.01	1.03	1.06
Expenses including reductions	0.88	0.91	0.90	0.92	0.95
Net investment income	0.94	0.90	1.14	0.70	1.06
Portfolio turnover (%)	63	48	43	38	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	14

CLASS R5 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$24.84	$20.85	$23.63	$23.91	$14.67
Net investment income[1]	0.28	0.25	0.29	0.23	0.23
Net realized and unrealized gain (loss) on investments	0.56	5.35	(1.56)	2.94	9.35
Total from investment operations	0.84	5.60	(1.27)	3.17	9.58
Less distributions
From net investment income	(0.27)	(0.25)	(0.30)	(0.24)	(0.34)
From net realized gain	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	(3.15)	(1.61)	(1.51)	(3.45)	(0.34)
Net asset value, end of period	$22.53	$24.84	$20.85	$23.63	$23.91
Total return (%)[2]	3.35	27.81	(5.31)	13.82	65.67
Ratios and supplemental data
Net assets, end of period (in millions)	$63	$69	$59	$60	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	0.69	0.71	0.71	0.73	0.76
Expenses including reductions	0.68	0.71	0.71	0.72	0.75
Net investment income	1.14	1.11	1.35	0.93	1.24
Portfolio turnover (%)	63	48	43	38	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
15	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$24.83	$20.85	$23.62	$23.91	$14.67
Net investment income[1]	0.29	0.26	0.31	0.24	0.24
Net realized and unrealized gain (loss) on investments	0.57	5.34	(1.56)	2.93	9.35
Total from investment operations	0.86	5.60	(1.25)	3.17	9.59
Less distributions
From net investment income	(0.28)	(0.26)	(0.31)	(0.25)	(0.35)
From net realized gain	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	(3.16)	(1.62)	(1.52)	(3.46)	(0.35)
Net asset value, end of period	$22.53	$24.83	$20.85	$23.62	$23.91
Total return (%)[2]	3.44	27.82	(5.22)	13.82	65.74
Ratios and supplemental data
Net assets, end of period (in millions)	$4,485	$4,730	$3,846	$4,009	$3,844
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64	0.66	0.66	0.68	0.71
Expenses including reductions	0.63	0.66	0.66	0.68	0.71
Net investment income	1.19	1.16	1.40	0.95	1.30
Portfolio turnover (%)	63	48	43	38	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Fund	16

CLASS NAV SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$24.85	$20.86	$23.63	$23.92	$14.68
Net investment income[1]	0.30	0.26	0.31	0.24	0.25
Net realized and unrealized gain (loss) on investments	0.55	5.36	(1.56)	2.93	9.34
Total from investment operations	0.85	5.62	(1.25)	3.17	9.59
Less distributions
From net investment income	(0.28)	(0.27)	(0.31)	(0.25)	(0.35)
From net realized gain	(2.88)	(1.36)	(1.21)	(3.21)	—
Total distributions	(3.16)	(1.63)	(1.52)	(3.46)	(0.35)
Net asset value, end of period	$22.54	$24.85	$20.86	$23.63	$23.92
Total return (%)[2]	3.41	27.87	(5.20)	13.83	65.71
Ratios and supplemental data
Net assets, end of period (in millions)	$2,818	$1,153	$1,151	$1,372	$1,486
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64	0.66	0.65	0.68	0.70
Expenses including reductions	0.63	0.65	0.65	0.67	0.70
Net investment income	1.22	1.17	1.40	0.95	1.31
Portfolio turnover (%)	63	48	43	38	55

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
17	JOHN HANCOCK Disciplined Value Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
| JOHN HANCOCK Disciplined Value Fund	18

The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending.The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation
19	JOHN HANCOCK Disciplined Value Fund |

from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of March 31, 2025, there were no securities on loan.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2025 were $70,962.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
| JOHN HANCOCK Disciplined Value Fund	20

As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2025 and 2024 was as follows:
	March 31, 2025	March 31, 2024
Ordinary income	$188,891,903	$149,530,418
Long-term capital gains	1,663,187,264	736,434,101
Total	$1,852,079,167	$885,964,519
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2025, the components of distributable earnings on a tax basis consisted of $6,767,321 of undistributed ordinary income and $528,065,142 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treatment of a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of aggregate net assets; (b) 0.675% of the next $500 million of aggregate net assets; (c) 0.650% of the next $500 million of aggregate net assets; (d) 0.625% of the next $1 billion of aggregate net assets; (e) 0.575% of the next $10 billion of aggregate net assets; and (f) 0.500% of aggregate net assets in excess of $12.5 billion. Aggregate net assets include the net assets of the fund and John Hancock Disciplined Value Trust, a series of John Hancock Trust Company Collective Investment Trust. Prior to December 12, 2024, the fund paid a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.700% of the first $500 million of aggregate net assets; (b) 0.675% of the next $500 million of aggregate net assets; (c) 0.650% of
21	JOHN HANCOCK Disciplined Value Fund |

the next $500 million of aggregate net assets; (d) 0.625% of the next $1 billion of aggregate net assets; (e) 0.600% of the next $10 billion of aggregate net assets; and (f) 0.575% of aggregate net assets in excess of $12.5 billion. Prior to May 8, 2024, the management fee was not aggregated with the net assets of John Hancock Disciplined Value Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$114,344
Class C	5,434
Class I	650,536
Class R2	4,652
Class R4	4,861
Class	Expense reduction
Class R5	$5,688
Class R6	398,235
Class NAV	104,824
Total	$1,288,574

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2025, were equivalent to a net annual effective rate of 0.59% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
| JOHN HANCOCK Disciplined Value Fund	22

The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $57,614 for Class R4 shares for the year ended March 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $679,993 for the year ended March 31, 2025. Of this amount, $116,102 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $563,891 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2025, CDSCs received by the Distributor amounted to $5,300 and $3,642 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,391,106	$1,510,418
Class C	645,598	71,646
Class I	—	8,599,024
Class R2	274,095	2,574
Class R4	200,458	2,702
Class R5	33,627	3,177
Class R6	—	221,660
Total	$4,544,884	$10,411,201
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
23	JOHN HANCOCK Disciplined Value Fund |

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$40,833,333	6	4.832%	$32,887
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2025 and 2024 were as follows:
	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,121,298	$182,981,411	7,701,646	$177,238,073
Distributions reinvested	6,036,547	143,307,398	3,177,329	73,491,614
Repurchased	(11,761,627)	(300,844,060)	(12,138,567)	(279,426,771)
Net increase (decrease)	1,396,218	$25,444,749	(1,259,592)	$(28,697,084)
Class C shares
Sold	415,308	$9,550,262	445,236	$9,455,571
Distributions reinvested	322,390	6,902,371	195,360	4,126,012
Repurchased	(1,138,293)	(26,413,699)	(1,572,352)	(33,160,619)
Net decrease	(400,595)	$(9,961,066)	(931,756)	$(19,579,036)
Class I shares
Sold	93,956,841	$2,278,551,021	74,387,539	$1,639,043,358
Distributions reinvested	34,296,054	772,004,168	15,762,790	347,727,141
Repurchased	(77,785,804)	(1,896,728,860)	(67,536,279)	(1,494,368,091)
Net increase	50,467,091	$1,153,826,329	22,614,050	$492,402,408
Class R2 shares
Sold	506,276	$12,326,911	298,123	$6,558,945
Distributions reinvested	250,320	5,627,193	129,113	2,845,651
Repurchased	(465,456)	(11,087,493)	(735,815)	(16,386,370)
Net increase (decrease)	291,140	$6,866,611	(308,579)	$(6,981,774)
Class R4 shares
Sold	479,552	$11,742,417	1,084,023	$24,168,781
Distributions reinvested	313,932	7,072,888	181,207	4,001,056
Repurchased	(1,192,480)	(27,988,075)	(1,397,159)	(30,814,689)
Net decrease	(398,996)	$(9,172,770)	(131,929)	$(2,644,852)
| JOHN HANCOCK Disciplined Value Fund	24

	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	1,271,416	$31,859,026	479,056	$10,591,023
Distributions reinvested	356,995	8,060,942	190,250	4,210,227
Repurchased	(1,636,300)	(42,983,057)	(708,946)	(15,847,525)
Net decrease	(7,889)	$(3,063,089)	(39,640)	$(1,046,275)
Class R6 shares
Sold	38,439,256	$942,786,716	31,623,440	$707,254,296
Distributions reinvested	22,866,976	516,107,637	11,472,678	253,775,634
Repurchased	(52,680,036)	(1,294,888,676)	(37,152,114)	(813,365,542)
Net increase	8,626,196	$164,005,677	5,944,004	$147,664,388
Class NAV shares
Sold	77,972,210	$1,790,111,223	2,539,652	$54,831,789
Distributions reinvested	5,969,836	134,798,887	3,395,629	75,145,269
Repurchased	(5,302,263)	(134,806,738)	(14,724,318)	(328,346,412)
Net increase (decrease)	78,639,783	$1,790,103,372	(8,789,037)	$(198,369,354)
Total net increase	138,612,948	$3,118,049,813	17,097,521	$382,748,421
Affiliates of the fund owned 95% of shares of Class NAV on March 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $10,754,088,857 and $9,502,159,925, respectively, for the year ended March 31, 2025.
Note 7—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At March 31, 2025, funds within the John Hancock group of funds complex held 15.9% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	—	$3,521	$296,606,016	$(296,601,518)	$(8,020)	$1	—	—	—

25	JOHN HANCOCK Disciplined Value Fund |

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Disciplined Value Fund	26

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
27	JOHN HANCOCK DISCIPLINED VALUE FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $1,766,158,956 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK DISCIPLINED VALUE FUND	28

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4377381	340A 3/25
5/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Mid Cap Fund
U.S. equity
March 31, 2025

John Hancock
Disciplined Value Mid Cap Fund

2	Fund’s investments
8	Financial statements
11	Financial highlights
17	Notes to financial statements
26	Report of independent registered public accounting firm
27	Tax information
1	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

Fund’s investments
AS OF 3-31-25
	Shares	Value
Common stocks 98.0%		$20,592,700,324
(Cost $15,705,926,119)
Consumer discretionary 12.4%		2,606,431,832
Automobile components 0.5%
Gentex Corp.	4,247,035	98,955,916
Automobiles 0.4%
Harley-Davidson, Inc.	2,890,123	72,975,606
Broadline retail 1.1%
eBay, Inc.	3,416,384	231,391,688
Distributors 0.5%
LKQ Corp.	2,388,771	101,618,318
Diversified consumer services 1.3%
frontdoor, Inc. (A)	3,151,680	121,087,546
H&R Block, Inc.	2,713,298	148,987,193
Hotels, restaurants and leisure 2.4%
Boyd Gaming Corp.	2,349,348	154,657,579
Churchill Downs, Inc.	1,239,175	137,635,167
Darden Restaurants, Inc.	464,043	96,409,574
Wyndham Hotels & Resorts, Inc.	1,340,959	121,370,199
Household durables 2.5%
Lennar Corp., Class A	214,055	24,569,233
NVR, Inc. (A)	26,999	195,591,286
Somnigroup International, Inc.	3,816,915	228,556,870
TopBuild Corp. (A)	275,823	84,112,224
Specialty retail 3.0%
AutoZone, Inc. (A)	113,297	431,976,536
Ross Stores, Inc.	1,131,995	144,657,641
Valvoline, Inc. (A)	1,713,978	59,663,574
Textiles, apparel and luxury goods 0.7%
Ralph Lauren Corp.	689,570	152,215,682
Consumer staples 5.3%		1,105,889,014
Beverages 2.4%
Coca-Cola Consolidated, Inc.	136,222	183,899,700
Coca-Cola Europacific Partners PLC	1,576,449	137,198,356
Primo Brands Corp.	4,738,339	168,163,651
Consumer staples distribution and retail 2.3%
Maplebear, Inc. (A)	1,452,420	57,937,034
Sysco Corp.	2,788,729	209,266,224
U.S. Foods Holding Corp. (A)	3,376,622	221,033,676
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	2

	Shares	Value
Consumer staples (continued)
Food products 0.6%
Lamb Weston Holdings, Inc.	2,408,825	$128,390,373
Energy 6.5%		1,371,663,176
Energy equipment and services 1.1%
Schlumberger, Ltd.	2,446,177	102,250,199
TechnipFMC PLC	1,557,382	49,353,436
Weatherford International PLC	1,613,699	86,413,581
Oil, gas and consumable fuels 5.4%
Chord Energy Corp.	1,282,108	144,519,214
Diamondback Energy, Inc.	1,168,997	186,899,240
EQT Corp.	4,038,154	215,758,568
Marathon Petroleum Corp.	1,452,978	211,684,365
ONEOK, Inc.	724,780	71,912,672
Phillips 66	825,982	101,992,257
Range Resources Corp.	5,030,795	200,879,644
Financials 17.4%		3,662,861,868
Banks 3.1%
East West Bancorp, Inc.	1,490,075	133,749,132
Fifth Third Bancorp	7,550,798	295,991,282
Huntington Bancshares, Inc.	15,583,357	233,906,189
Capital markets 6.2%
Affiliated Managers Group, Inc.	832,882	139,949,162
Ameriprise Financial, Inc.	819,485	396,720,883
Evercore, Inc., Class A	977,110	195,148,409
LPL Financial Holdings, Inc.	1,100,530	360,027,384
The Carlyle Group, Inc.	4,988,774	217,460,659
Consumer finance 2.2%
Discover Financial Services	590,014	100,715,390
SLM Corp.	5,459,314	160,340,052
Synchrony Financial	3,711,843	196,504,968
Financial services 1.7%
Equitable Holdings, Inc.	1,482,186	77,207,069
Fidelity National Information Services, Inc.	1,247,701	93,178,311
Rocket Companies, Inc., Class A (B)(C)	9,869,587	119,125,916
Voya Financial, Inc.	947,575	64,207,682
Insurance 4.2%
Aon PLC, Class A	465,160	185,640,704
First American Financial Corp.	2,060,699	135,243,675
Markel Group, Inc. (A)	136,614	255,414,901
RenaissanceRe Holdings, Ltd.	611,925	146,862,000
The Travelers Companies, Inc.	587,870	155,468,100
3	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Health care 5.9%		$1,238,445,279
Health care equipment and supplies 0.9%
Solventum Corp. (A)	2,361,630	179,578,345
Health care providers and services 4.7%
Cencora, Inc.	1,450,999	403,508,312
Humana, Inc.	514,893	136,240,688
McKesson Corp.	209,085	140,712,114
Molina Healthcare, Inc. (A)	370,057	121,893,075
Quest Diagnostics, Inc.	545,648	92,323,642
Tenet Healthcare Corp. (A)	710,358	95,543,151
Life sciences tools and services 0.3%
ICON PLC (A)	392,285	68,645,952
Industrials 22.5%		4,717,282,965
Aerospace and defense 4.1%
Howmet Aerospace, Inc.	3,108,138	403,218,743
L3Harris Technologies, Inc.	853,385	178,622,014
Textron, Inc.	3,701,084	267,403,319
Air freight and logistics 1.3%
Expeditors International of Washington, Inc.	2,323,161	279,360,109
Building products 3.7%
Allegion PLC	1,894,033	247,095,545
Builders FirstSource, Inc. (A)	422,937	52,841,749
Masco Corp.	3,093,015	215,088,263
Masterbrand, Inc. (A)	4,949,901	64,645,707
Resideo Technologies, Inc. (A)	4,322,854	76,514,516
UFP Industries, Inc.	1,042,491	111,588,237
Commercial services and supplies 1.1%
RB Global, Inc.	2,320,625	232,758,688
Electrical equipment 1.9%
AMETEK, Inc.	1,118,394	192,520,343
Generac Holdings, Inc. (A)	1,336,510	169,268,992
Sensata Technologies Holding PLC	1,883,109	45,703,055
Ground transportation 2.0%
Landstar System, Inc.	613,853	92,200,721
Norfolk Southern Corp.	1,387,666	328,668,688
Machinery 3.0%
Dover Corp.	603,654	106,049,935
Fortive Corp.	2,073,681	151,751,976
ITT, Inc.	500,887	64,694,565
Parker-Hannifin Corp.	296,270	180,087,720
Watts Water Technologies, Inc., Class A	652,435	133,044,545
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	4

	Shares	Value
Industrials (continued)
Marine transportation 0.3%
Matson, Inc.	495,304	$63,483,114
Professional services 4.2%
CACI International, Inc., Class A (A)	235,793	86,517,168
Equifax, Inc.	703,068	171,239,242
Jacobs Solutions, Inc.	364,047	44,009,642
Leidos Holdings, Inc.	974,129	131,448,967
Robert Half, Inc.	2,356,961	128,572,223
Science Applications International Corp.	960,262	107,808,615
SS&C Technologies Holdings, Inc.	2,395,733	200,115,577
Trading companies and distributors 0.9%
Beacon Roofing Supply, Inc. (A)(C)	746,686	92,365,058
MSC Industrial Direct Company, Inc., Class A	1,269,421	98,595,929
Information technology 8.9%		1,857,730,309
Electronic equipment, instruments and components 3.4%
Arrow Electronics, Inc. (A)	919,866	95,509,687
Flex, Ltd. (A)	3,662,239	121,146,866
Keysight Technologies, Inc. (A)	1,503,887	225,237,156
TE Connectivity PLC	620,045	87,624,759
Zebra Technologies Corp., Class A (A)	681,451	192,550,795
IT services 0.5%
Cognizant Technology Solutions Corp., Class A	1,234,608	94,447,512
Semiconductors and semiconductor equipment 1.0%
Lam Research Corp.	1,165,082	84,701,461
Microchip Technology, Inc.	2,674,747	129,484,502
Software 3.2%
Check Point Software Technologies, Ltd. (A)	1,662,214	378,851,815
Gen Digital, Inc.	6,048,909	160,538,045
InterDigital, Inc.	611,721	126,473,317
Technology hardware, storage and peripherals 0.8%
Dell Technologies, Inc., Class C	872,760	79,552,074
NetApp, Inc.	929,102	81,612,320
Materials 6.0%		1,269,079,596
Chemicals 2.3%
CF Industries Holdings, Inc.	2,608,266	203,835,988
DuPont de Nemours, Inc.	1,808,369	135,048,997
The Mosaic Company	5,164,973	139,505,921
Containers and packaging 1.6%
Ball Corp.	2,748,027	143,089,766
Packaging Corp. of America	966,145	191,316,033
5	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining 2.1%
Commercial Metals Company	2,584,211	$118,899,548
Freeport-McMoRan, Inc.	3,323,921	125,843,649
Reliance, Inc.	732,605	211,539,694
Real estate 7.8%		1,646,180,092
Industrial REITs 0.7%
EastGroup Properties, Inc.	866,377	152,612,309
Office REITs 0.6%
BXP, Inc.	1,878,707	126,230,323
Residential REITs 1.9%
Equity LifeStyle Properties, Inc.	2,085,050	139,072,835
Equity Residential	1,750,009	125,265,644
Essex Property Trust, Inc.	478,050	146,555,789
Retail REITs 2.4%
Regency Centers Corp.	2,801,416	206,632,444
Simon Property Group, Inc.	1,756,911	291,787,779
Specialized REITs 2.2%
Extra Space Storage, Inc.	879,876	130,652,787
Lamar Advertising Company, Class A	1,649,933	187,729,377
VICI Properties, Inc.	4,280,834	139,640,805
Utilities 5.3%		1,117,136,193
Electric utilities 3.3%
American Electric Power Company, Inc.	643,287	70,291,970
Entergy Corp.	2,296,671	196,342,404
FirstEnergy Corp.	4,863,933	196,600,172
NRG Energy, Inc.	775,356	74,015,484
OGE Energy Corp.	3,450,056	158,564,574
Multi-utilities 2.0%
CenterPoint Energy, Inc.	3,873,019	140,319,478
DTE Energy Company	2,032,271	281,002,111

	Yield (%)	Shares	Value
Short-term investments 3.0%			$634,202,039
(Cost $634,203,006)
Short-term funds 3.0%			634,202,039
John Hancock Collateral Trust (D)	4.2232(E)	11,907,891	119,113,445
State Street Institutional U.S. Government Money Market Fund, Premier Class	4.2644(E)	515,088,594	515,088,594

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	6

Total investments (Cost $16,340,129,125) 101.0%	$21,226,902,363
Other assets and liabilities, net (1.0%)	(217,492,163)
Total net assets 100.0%	$21,009,410,200

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to financial statements.
(C)	All or a portion of this security is on loan as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 3-31-25.
At 3-31-25, the aggregate cost of investments for federal income tax purposes was $16,429,531,293. Net unrealized appreciation aggregated to $4,797,371,070, of which $5,228,061,922 related to gross unrealized appreciation and $430,690,852 related to gross unrealized depreciation.
7	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-25

Assets
Unaffiliated investments, at value (Cost $16,119,700,882) including $114,969,572 of securities loaned	$20,988,663,002
Affiliated investments, at value (Cost $220,428,243)	238,239,361
Total investments, at value (Cost $16,340,129,125)	21,226,902,363
Dividends and interest receivable	32,120,583
Receivable for fund shares sold	21,969,669
Receivable for investments sold	12,118,666
Receivable for securities lending income	145,874
Other assets	1,233,423
Total assets	21,294,490,578
Liabilities
Payable for investments purchased	52,015,146
Payable for fund shares repurchased	110,028,785
Payable upon return of securities loaned	119,115,307
Payable to affiliates
Accounting and legal services fees	577,336
Transfer agent fees	1,496,553
Distribution and service fees	25,149
Trustees’ fees	2,631
Other liabilities and accrued expenses	1,819,471
Total liabilities	285,080,378
Net assets	$21,009,410,200
Net assets consist of
Paid-in capital	$15,286,581,713
Total distributable earnings (loss)	5,722,828,487
Net assets	$21,009,410,200

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,379,590,780 ÷ 55,234,073 shares)[1]	$24.98
Class C ($54,702,502 ÷ 2,204,290 shares)[1]	$24.82
Class I ($13,375,771,992 ÷ 504,809,984 shares)	$26.50
Class R2 ($37,925,041 ÷ 1,440,182 shares)	$26.33
Class R4 ($194,240,893 ÷ 7,342,929 shares)	$26.45
Class R6 ($5,967,178,992 ÷ 225,234,180 shares)	$26.49
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$26.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	8

STATEMENT OF OPERATIONS For the year ended 3-31-25

Investment income
Dividends	$380,098,447
Dividends from affiliated investments	7,124,594
Interest	51,832
Securities lending	104,233
Less foreign taxes withheld	(666,201)
Total investment income	386,712,905
Expenses
Investment management fees	160,552,018
Distribution and service fees	5,242,436
Accounting and legal services fees	3,409,045
Transfer agent fees	18,154,082
Trustees’ fees	488,672
Custodian fees	2,478,715
State registration fees	512,286
Printing and postage	1,293,744
Professional fees	681,215
Other	620,486
Total expenses	193,432,699
Less expense reductions	(2,132,503)
Net expenses	191,300,196
Net investment income	195,412,709
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	2,308,039,998
Affiliated investments	(1,428,995)
2,306,611,003
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(2,579,171,253)
Affiliated investments	(16,116,887)
(2,595,288,140)
Net realized and unrealized loss	(288,677,137)
Decrease in net assets from operations	$(93,264,428)
9	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-25	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$195,412,709	$194,613,399
Net realized gain	2,306,611,003	1,629,678,141
Change in net unrealized appreciation (depreciation)	(2,595,288,140)	3,009,174,790
Increase (decrease) in net assets resulting from operations	(93,264,428)	4,833,466,330
Distributions to shareholders
From earnings
Class A	(161,756,786)	(54,495,649)
Class C	(6,217,682)	(1,841,701)
Class I	(1,579,218,002)	(538,274,218)
Class R2	(4,871,009)	(1,795,176)
Class R4	(22,081,457)	(8,373,414)
Class R6	(686,252,920)	(248,359,399)
Total distributions	(2,460,397,856)	(853,139,557)
From fund share transactions	138,805,751	(276,872,884)
Total increase (decrease)	(2,414,856,533)	3,703,453,889
Net assets
Beginning of year	23,424,266,733	19,720,812,844
End of year	$21,009,410,200	$23,424,266,733
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	10

Financial highlights
CLASS A SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$28.33	$23.54	$26.25	$25.33	$14.91
Net investment income[1]	0.17	0.17	0.20	0.09	0.10
Net realized and unrealized gain (loss) on investments	(0.35)	5.66	(1.69)	2.60	10.54
Total from investment operations	(0.18)	5.83	(1.49)	2.69	10.64
Less distributions
From net investment income	(0.17)	(0.20)	(0.19)	(0.07)	(0.14)
From net realized gain	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	(3.17)	(1.04)	(1.22)	(1.77)	(0.22)
Net asset value, end of period	$24.98	$28.33	$23.54	$26.25	$25.33
Total return (%)[2,3]	(0.83)	25.16	(5.53)	10.91	71.55
Ratios and supplemental data
Net assets, end of period (in millions)	$1,380	$1,510	$1,363	$1,486	$1,204
Ratios (as a percentage of average net assets):
Expenses before reductions	1.11	1.13	1.12	1.11	1.12
Expenses including reductions	1.10	1.12	1.11	1.10	1.11
Net investment income	0.60	0.68	0.83	0.34	0.52
Portfolio turnover (%)	49	47	41	26	52[4]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes in-kind transactions.
11	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$28.20	$23.45	$26.14	$25.34	$14.94
Net investment income (loss)[1]	(0.04)	(0.02)	0.02	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.34)	5.61	(1.68)	2.62	10.53
Total from investment operations	(0.38)	5.59	(1.66)	2.50	10.48
Less distributions
From net investment income	—	—[2]	—	—	—
From net realized gain	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Net asset value, end of period	$24.82	$28.20	$23.45	$26.14	$25.34
Total return (%)[3,4]	(1.56)	24.19	(6.22)	10.12	70.20
Ratios and supplemental data
Net assets, end of period (in millions)	$55	$63	$56	$62	$92
Ratios (as a percentage of average net assets):
Expenses before reductions	1.86	1.88	1.87	1.86	1.87
Expenses including reductions	1.85	1.87	1.86	1.85	1.86
Net investment income (loss)	(0.15)	(0.07)	0.08	(0.46)	(0.23)
Portfolio turnover (%)	49	47	41	26	52[5]

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	12

CLASS I SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$29.86	$24.76	$27.55	$26.49	$15.58
Net investment income[1]	0.25	0.24	0.27	0.16	0.16
Net realized and unrealized gain (loss) on investments	(0.36)	5.96	(1.78)	2.74	11.02
Total from investment operations	(0.11)	6.20	(1.51)	2.90	11.18
Less distributions
From net investment income	(0.25)	(0.26)	(0.25)	(0.14)	(0.19)
From net realized gain	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	(3.25)	(1.10)	(1.28)	(1.84)	(0.27)
Net asset value, end of period	$26.50	$29.86	$24.76	$27.55	$26.49
Total return (%)[2]	(0.57)	25.46	(5.31)	11.23	71.97
Ratios and supplemental data
Net assets, end of period (in millions)	$13,376	$14,709	$13,215	$14,847	$11,932
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86	0.88	0.87	0.86	0.87
Expenses including reductions	0.85	0.87	0.86	0.85	0.86
Net investment income	0.85	0.93	1.08	0.59	0.78
Portfolio turnover (%)	49	47	41	26	52[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
13	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$29.69	$24.64	$27.41	$26.37	$15.53
Net investment income[1]	0.13	0.14	0.17	0.05	0.08
Net realized and unrealized gain (loss) on investments	(0.36)	5.91	(1.76)	2.73	10.96
Total from investment operations	(0.23)	6.05	(1.59)	2.78	11.04
Less distributions
From net investment income	(0.13)	(0.16)	(0.15)	(0.04)	(0.12)
From net realized gain	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	(3.13)	(1.00)	(1.18)	(1.74)	(0.20)
Net asset value, end of period	$26.33	$29.69	$24.64	$27.41	$26.37
Total return (%)[2]	(0.97)	24.93	(5.65)	10.78	71.23
Ratios and supplemental data
Net assets, end of period (in millions)	$38	$52	$89	$103	$106
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.26	1.26	1.25	1.25
Expenses including reductions	1.24	1.25	1.25	1.24	1.24
Net investment income	0.44	0.52	0.68	0.18	0.39
Portfolio turnover (%)	49	47	41	26	52[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	14

CLASS R4 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$29.81	$24.73	$27.51	$26.46	$15.57
Net investment income[1]	0.20	0.21	0.24	0.12	0.14
Net realized and unrealized gain (loss) on investments	(0.35)	5.93	(1.77)	2.73	10.99
Total from investment operations	(0.15)	6.14	(1.53)	2.85	11.13
Less distributions
From net investment income	(0.21)	(0.22)	(0.22)	(0.10)	(0.16)
From net realized gain	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	(3.21)	(1.06)	(1.25)	(1.80)	(0.24)
Net asset value, end of period	$26.45	$29.81	$24.73	$27.51	$26.46
Total return (%)[2]	(0.72)	25.25	(5.42)	11.06	71.69
Ratios and supplemental data
Net assets, end of period (in millions)	$194	$250	$133	$141	$130
Ratios (as a percentage of average net assets):
Expenses before reductions	1.10	1.11	1.11	1.10	1.11
Expenses including reductions	0.99	1.00	1.00	0.99	1.00
Net investment income	0.70	0.81	0.94	0.43	0.65
Portfolio turnover (%)	49	47	41	26	52[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
15	JOHN HANCOCK Disciplined Value Mid Cap Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$29.85	$24.75	$27.54	$26.48	$15.58
Net investment income[1]	0.28	0.28	0.30	0.19	0.18
Net realized and unrealized gain (loss) on investments	(0.36)	5.95	(1.78)	2.74	11.01
Total from investment operations	(0.08)	6.23	(1.48)	2.93	11.19
Less distributions
From net investment income	(0.28)	(0.29)	(0.28)	(0.17)	(0.21)
From net realized gain	(3.00)	(0.84)	(1.03)	(1.70)	(0.08)
Total distributions	(3.28)	(1.13)	(1.31)	(1.87)	(0.29)
Net asset value, end of period	$26.49	$29.85	$24.75	$27.54	$26.48
Total return (%)[2]	(0.47)	25.59	(5.21)	11.36	72.06
Ratios and supplemental data
Net assets, end of period (in millions)	$5,967	$6,841	$4,866	$4,768	$3,778
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	0.76	0.76	0.75	0.76
Expenses including reductions	0.74	0.75	0.75	0.75	0.75
Net investment income	0.96	1.05	1.20	0.69	0.88
Portfolio turnover (%)	49	47	41	26	52[3]

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Mid Cap Fund	16

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Mid Cap Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital with current income as a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other
17	JOHN HANCOCK Disciplined Value Mid Cap Fund |

significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of March 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
| JOHN HANCOCK Disciplined Value Mid Cap Fund	18

Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2025, the fund loaned securities valued at $114,969,572 and received $119,115,307 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2025 were $106,055.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
19	JOHN HANCOCK Disciplined Value Mid Cap Fund |

As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2025 and 2024 was as follows:
	March 31, 2025	March 31, 2024
Ordinary income	$187,467,665	$283,731,834
Long-term capital gains	2,272,930,191	569,407,723
Total	$2,460,397,856	$853,139,557
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2025, the components of distributable earnings on a tax basis consisted of $45,583,806 of undistributed ordinary income and $879,873,611 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s aggregate net assets; (b) 0.775% of the next $500 million of the fund’s aggregate net assets; (c) 0.750% of the next $500 million of the fund’s aggregate net assets; (d) 0.725% of the next $1 billion of the fund’s aggregate net assets; and (e) 0.700% of the fund’s aggregate net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and John Hancock Disciplined Value Mid Cap Trust, a series trust of the John Hancock Trust Company Collective Investment Trust. Prior to August 20, 2024, the
| JOHN HANCOCK Disciplined Value Mid Cap Fund	20

management fee was not aggregated with the net assets of John Hancock Disciplined Value Mid Cap Trust. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc., an indirect, wholly owned subsidiary of ORIX Corporation of Japan. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$123,725
Class C	5,008
Class I	1,224,099
Class R2	3,955
Class	Expense reduction
Class R4	$18,029
Class R6	543,768
Total	$1,918,584

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2025, were equivalent to a net annual effective rate of 0.70% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Currently only 0.25% is charged to Class A shares for Rule 12b-1 fees.
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $213,919 for Class R4 shares for the year ended March 31, 2025.
21	JOHN HANCOCK Disciplined Value Mid Cap Fund |

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $659,054 for the year ended March 31, 2025. Of this amount, $116,012 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $543,042 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2025, CDSCs received by the Distributor amounted to $4,481 and $4,308 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$3,666,665	$1,631,678
Class C	593,847	66,047
Class I	—	16,141,738
Class R2	233,492	2,202
Class R4	748,432	10,039
Class R6	—	302,378
Total	$5,242,436	$18,154,082
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$98,700,000	1	4.825%	($13,229)
| JOHN HANCOCK Disciplined Value Mid Cap Fund	22

Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$77,380,000	5	4.823%	$51,832
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2025 and 2024 were as follows:
	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	7,923,315	$215,581,837	8,830,352	$220,248,575
Distributions reinvested	5,720,080	145,633,238	1,876,729	48,607,289
Repurchased	(11,707,002)	(319,468,236)	(15,297,022)	(381,079,331)
Net increase (decrease)	1,936,393	$41,746,839	(4,589,941)	$(112,223,467)
Class C shares
Sold	402,507	$11,046,947	462,044	$11,553,466
Distributions reinvested	237,398	6,018,033	68,882	1,779,899
Repurchased	(655,701)	(17,784,058)	(685,260)	(17,014,599)
Net decrease	(15,796)	$(719,078)	(154,334)	$(3,681,234)
Class I shares
Sold	103,636,218	$2,995,400,155	103,001,694	$2,715,569,997
Distributions reinvested	55,678,326	1,502,758,026	18,636,833	508,412,799
Repurchased	(147,163,607)	(4,199,627,658)	(162,679,164)	(4,248,287,090)
Net increase (decrease)	12,150,937	$298,530,523	(41,040,637)	$(1,024,304,294)
Class R2 shares
Sold	294,503	$8,382,021	594,212	$15,461,530
Distributions reinvested	152,624	4,097,957	55,899	1,518,217
Repurchased	(743,970)	(20,788,016)	(2,518,559)	(66,821,044)
Net decrease	(296,843)	$(8,308,038)	(1,868,448)	$(49,841,297)
Class R4 shares
Sold	1,447,035	$41,457,681	5,352,995	$138,191,240
Distributions reinvested	819,044	22,081,433	307,282	8,373,414
Repurchased	(3,324,575)	(95,667,129)	(2,631,241)	(68,766,216)
Net increase (decrease)	(1,058,496)	$(32,128,015)	3,029,036	$77,798,438
23	JOHN HANCOCK Disciplined Value Mid Cap Fund |

	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	42,991,408	$1,239,211,894	70,766,857	$1,827,825,898
Distributions reinvested	21,050,601	567,945,207	7,626,607	207,977,576
Repurchased	(67,944,278)	(1,967,473,581)	(45,831,627)	(1,200,424,504)
Net increase (decrease)	(3,902,269)	$(160,316,480)	32,561,837	$835,378,970
Total net increase (decrease)	8,813,926	$138,805,751	(12,062,487)	$(276,872,884)
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $10,841,722,291 and $13,089,237,381, respectively, for the year ended March 31, 2025.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	11,907,891	$2,289,707	$333,598,545	$(216,779,688)	$5,218	$(337)	$104,233	—	$119,113,445

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Transactions in securities of affiliated issuers
Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the year ended March 31, 2025, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Rocket Companies, Inc., Class A	9,869,587	$101,740,744	$43,389,502	$(8,453,567)	$(1,434,213)	$(16,116,550)	$7,124,594	—	$119,125,916
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief
| JOHN HANCOCK Disciplined Value Mid Cap Fund	24

operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
25	JOHN HANCOCK Disciplined Value Mid Cap Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Disciplined Value Mid Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Mid Cap Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agents and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND	26

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $2,404,760,353 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
27	JOHN HANCOCK DISCIPLINED VALUE MID CAP FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4377399	363A 3/25
5/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Global Shareholder Yield Fund
International equity
March 31, 2025

John Hancock
Global Shareholder Yield Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
15	Notes to financial statements
25	Report of independent registered public accounting firm
26	Tax information
1	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

Fund’s investments
AS OF 3-31-25
	Shares	Value
Common stocks 98.3%		$1,174,559,800
(Cost $818,549,627)
Austria 1.3%		15,949,627
BAWAG Group AG (A)(B)	154,604	15,949,627
Canada 4.9%		58,419,129
Enbridge, Inc.	191,840	8,490,525
Great-West Lifeco, Inc.	177,361	6,948,760
Nutrien, Ltd. (New York Stock Exchange)	196,031	9,736,860
Restaurant Brands International, Inc.	203,965	13,592,228
Rogers Communications, Inc., Class B	244,104	6,518,826
Royal Bank of Canada	60,910	6,861,131
TELUS Corp.	437,209	6,270,799
France 7.0%		83,373,309
AXA SA	457,405	19,543,047
Cie Generale des Etablissements Michelin SCA	215,400	7,570,592
Orange SA	1,047,130	13,564,718
Sanofi SA	148,890	16,485,426
TotalEnergies SE	270,709	17,442,647
Vinci SA	69,545	8,766,879
Germany 4.7%		55,950,904
Allianz SE	36,619	14,014,501
Deutsche Telekom AG	390,661	14,423,238
DHL Group	265,108	11,381,998
Muenchener Rueckversicherungs-Gesellschaft AG	12,606	7,963,497
Siemens AG	35,366	8,167,670
Hong Kong 0.6%		6,600,931
AIA Group, Ltd.	872,000	6,600,931
Ireland 0.8%		9,898,079
Medtronic PLC	110,150	9,898,079
Italy 1.2%		13,955,267
Snam SpA	2,688,582	13,955,267
Japan 1.6%		19,701,180
Astellas Pharma, Inc.	691,900	6,735,304
NHK Spring Company, Ltd. (C)	583,500	6,315,676
Toyota Motor Corp.	376,200	6,650,200
Norway 0.7%		8,845,401
Equinor ASA	334,942	8,845,401
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	2

	Shares	Value
South Korea 1.5%		$17,928,393
Samsung Electronics Company, Ltd., GDR (A)	8,671	8,540,159
SK Telecom Company, Ltd.	249,239	9,388,234
Switzerland 2.7%		31,950,445
Nestle SA	76,779	7,759,024
Novartis AG	147,957	16,433,554
Roche Holding AG	23,571	7,757,867
Taiwan 1.2%		13,907,480
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	83,780	13,907,480
United Kingdom 10.7%		128,070,554
AstraZeneca PLC, ADR	130,453	9,588,296
BAE Systems PLC	417,868	8,437,841
British American Tobacco PLC	363,757	14,922,968
Coca-Cola Europacific Partners PLC (C)	171,760	14,948,273
GSK PLC	649,592	12,413,901
Imperial Brands PLC	615,863	22,788,186
Lloyds Banking Group PLC	9,302,823	8,725,311
National Grid PLC	838,955	10,943,575
Schroders PLC	1,717,134	7,774,326
Segro PLC	731,381	6,541,381
Unilever PLC	184,129	10,986,496
United States 59.4%		710,009,101
AbbVie, Inc.	114,818	24,056,665
American Electric Power Company, Inc.	110,851	12,112,689
Analog Devices, Inc.	53,057	10,700,005
Apple, Inc.	28,704	6,376,020
AT&T, Inc.	556,820	15,746,870
Bank of America Corp.	174,561	7,284,431
Best Buy Company, Inc.	89,899	6,617,465
Bristol-Myers Squibb Company	177,361	10,817,247
Broadcom, Inc.	119,019	19,927,351
Chevron Corp.	51,976	8,695,065
Cisco Systems, Inc.	339,086	20,924,997
Columbia Banking System, Inc.	357,289	8,910,788
Cummins, Inc.	34,539	10,825,904
CVS Health Corp.	228,763	15,498,693
Dell Technologies, Inc., Class C	123,044	11,215,461
Dow, Inc.	288,282	10,066,807
Duke Energy Corp.	65,344	7,970,008
Emerson Electric Company	61,610	6,754,920
Entergy Corp.	130,453	11,152,427
Enterprise Products Partners LP	511,080	17,448,271
Essential Utilities, Inc.	173,861	6,872,725
3	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Hasbro, Inc.	157,291	$9,671,824
Hewlett Packard Enterprise Company	848,390	13,090,658
IBM Corp.	92,856	23,089,573
Iron Mountain, Inc.	98,249	8,453,344
Johnson & Johnson	40,607	6,734,265
JPMorgan Chase & Co.	40,607	9,960,897
KLA Corp.	13,535	9,201,093
Lazard, Inc.	283,078	12,257,277
Linde PLC	14,002	6,519,891
Lockheed Martin Corp.	12,136	5,421,273
LyondellBasell Industries NV, Class A	173,211	12,194,054
McDonald’s Corp.	21,936	6,852,148
Merck & Company, Inc.	76,078	6,828,761
Meta Platforms, Inc., Class A	16,831	9,700,715
MetLife, Inc.	155,191	12,460,285
Microchip Technology, Inc.	136,238	6,595,282
Microsoft Corp.	59,743	22,426,925
Mondelez International, Inc., Class A	116,451	7,901,200
MPLX LP	347,487	18,597,504
MSC Industrial Direct Company, Inc., Class A	172,534	13,400,716
NetApp, Inc.	79,579	6,990,219
NextEra Energy, Inc.	138,388	9,810,325
NiSource, Inc.	205,599	8,242,464
Omnicom Group, Inc.	79,579	6,597,895
Paychex, Inc.	47,607	7,344,808
PepsiCo, Inc.	58,438	8,762,194
Pfizer, Inc.	323,503	8,197,566
Philip Morris International, Inc.	142,122	22,559,025
Pinnacle West Capital Corp.	82,846	7,891,082
Realty Income Corp.	154,725	8,975,597
Regions Financial Corp.	304,314	6,612,743
RTX Corp.	53,441	7,078,795
Salesforce, Inc.	48,074	12,901,139
Texas Instruments, Inc.	65,810	11,826,057
The Coca-Cola Company	100,816	7,220,442
The Home Depot, Inc.	16,569	6,072,373
The PNC Financial Services Group, Inc.	41,773	7,342,440
The Williams Companies, Inc.	116,451	6,959,112
Truist Financial Corp.	178,761	7,356,015
U.S. Bancorp	227,769	9,616,407
United Parcel Service, Inc., Class B	93,114	10,241,609
Vail Resorts, Inc.	47,841	7,655,517
Verizon Communications, Inc.	329,752	14,957,551
VICI Properties, Inc.	390,894	12,750,962
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	4

	Shares	Value
United States (continued)
Walmart, Inc.	73,745	$6,474,074
WEC Energy Group, Inc.	75,612	8,240,196

	Yield (%)	Shares	Value
Short-term investments 1.3%			$15,086,503
(Cost $15,086,503)
Short-term funds 1.3%			15,086,503
John Hancock Collateral Trust (D)	4.2232(E)	1,508,213	15,086,503

Total investments (Cost $833,636,130) 99.6%	$1,189,646,303
Other assets and liabilities, net 0.4%	5,027,903
Total net assets 100.0%	$1,194,674,206

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 3-31-25.
At 3-31-25, the aggregate cost of investments for federal income tax purposes was $842,662,138. Net unrealized appreciation aggregated to $346,984,165, of which $373,698,113 related to gross unrealized appreciation and $26,713,948 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 3-31-25:
Information technology	16.6%
Financials	14.8%
Health care	12.7%
Consumer staples	10.4%
Industrials	8.2%
Utilities	8.1%
Communication services	8.1%
Energy	7.2%
Consumer discretionary	5.9%
Materials	3.2%
Real estate	3.1%
Short-term investments and other	1.7%
TOTAL	100.0%
5	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-25

Assets
Unaffiliated investments, at value (Cost $818,549,627) including $14,702,880 of securities loaned	$1,174,559,800
Affiliated investments, at value (Cost $15,086,503)	15,086,503
Total investments, at value (Cost $833,636,130)	1,189,646,303
Cash	12,612,717
Foreign currency, at value (Cost $2,206,993)	2,204,866
Dividends and interest receivable	5,054,742
Receivable for fund shares sold	919,584
Receivable for investments sold	3,256,841
Receivable for securities lending income	182
Receivable from affiliates	15,929
Other assets	131,605
Total assets	1,213,842,769
Liabilities
Payable for investments purchased	3,068,518
Payable for fund shares repurchased	667,818
Payable upon return of securities loaned	15,086,500
Payable to affiliates
Accounting and legal services fees	31,045
Transfer agent fees	90,025
Distribution and service fees	158
Trustees’ fees	45
Other liabilities and accrued expenses	224,454
Total liabilities	19,168,563
Net assets	$1,194,674,206
Net assets consist of
Paid-in capital	$812,551,928
Total distributable earnings (loss)	382,122,278
Net assets	$1,194,674,206
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	6

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($307,387,777 ÷ 25,762,297 shares)[1]	$11.93
Class C ($5,045,421 ÷ 421,484 shares)[1]	$11.97
Class I ($580,639,129 ÷ 48,405,632 shares)	$12.00
Class R2 ($737,866 ÷ 61,328 shares)	$12.03
Class R6 ($300,864,013 ÷ 25,139,445 shares)	$11.97
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.56

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-25

Investment income
Dividends	$46,520,629
Interest	157,621
Securities lending	37,508
Less foreign taxes withheld	(2,334,729)
Total investment income	44,381,029
Expenses
Investment management fees	10,038,131
Distribution and service fees	1,001,587
Accounting and legal services fees	188,692
Transfer agent fees	1,018,079
Trustees’ fees	27,955
Custodian fees	319,684
State registration fees	127,184
Printing and postage	137,951
Professional fees	582,601
Other	62,343
Total expenses	13,504,207
Less expense reductions	(2,467,443)
Net expenses	11,036,764
Net investment income	33,344,265
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	114,088,511
Affiliated investments	6,963
114,095,474
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	10,960,453
10,960,453
Net realized and unrealized gain	125,055,927
Increase in net assets from operations	$158,400,192
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-25	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$33,344,265	$35,104,042
Net realized gain	114,095,474	6,063,406
Change in net unrealized appreciation (depreciation)	10,960,453	122,796,476
Increase in net assets resulting from operations	158,400,192	163,963,924
Distributions to shareholders
From earnings
Class A	(22,994,809)	(12,401,925)
Class C	(403,891)	(314,372)
Class I	(44,665,245)	(23,435,121)
Class R2	(52,219)	(24,149)
Class R6	(23,011,364)	(12,428,968)
Class NAV[1]	(5,239,467)	(3,467,731)
Total distributions	(96,366,995)	(52,072,266)
From fund share transactions
Fund share transactions	(155,831,733)	(115,832,093)
Issued in reorganization	57,311,735	—
From fund share transactions	(98,519,998)	(115,832,093)
Total decrease	(36,486,801)	(3,940,435)
Net assets
Beginning of year	1,231,161,007	1,235,101,442
End of year	$1,194,674,206	$1,231,161,007

[1]	Class NAV shares were fully redeemed on 1-21-25.
9	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$11.38	$10.36	$11.64	$11.76	$8.62
Net investment income[1]	0.29	0.29	0.29	0.28	0.27
Net realized and unrealized gain (loss) on investments	1.16	1.17	(0.63)	0.86	3.16
Total from investment operations	1.45	1.46	(0.34)	1.14	3.43
Less distributions
From net investment income	(0.31)	(0.27)	(0.33)	(0.28)	(0.29)
From net realized gain	(0.59)	(0.17)	(0.61)	(0.98)	—
Total distributions	(0.90)	(0.44)	(0.94)	(1.26)	(0.29)
Net asset value, end of period	$11.93	$11.38	$10.36	$11.64	$11.76
Total return (%)[2,3]	13.24	14.51	(2.48)	10.05	40.22
Ratios and supplemental data
Net assets, end of period (in millions)	$307	$308	$304	$327	$318
Ratios (as a percentage of average net assets):
Expenses before reductions	1.33	1.31	1.29	1.28	1.29
Expenses including reductions	1.09	1.09	1.09	1.09	1.09
Net investment income	2.45	2.70	2.73	2.32	2.58
Portfolio turnover (%)	17[4]	21	28	24	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	10

CLASS C SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$11.42	$10.40	$11.67	$11.79	$8.64
Net investment income[1]	0.21	0.21	0.22	0.20	0.19
Net realized and unrealized gain (loss) on investments	1.15	1.18	(0.63)	0.85	3.17
Total from investment operations	1.36	1.39	(0.41)	1.05	3.36
Less distributions
From net investment income	(0.22)	(0.20)	(0.25)	(0.19)	(0.21)
From net realized gain	(0.59)	(0.17)	(0.61)	(0.98)	—
Total distributions	(0.81)	(0.37)	(0.86)	(1.17)	(0.21)
Net asset value, end of period	$11.97	$11.42	$10.40	$11.67	$11.79
Total return (%)[2,3]	12.35	13.61	(3.15)	9.19	39.22
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$8	$12	$20	$29
Ratios (as a percentage of average net assets):
Expenses before reductions	2.03	2.01	1.99	1.98	1.99
Expenses including reductions	1.84	1.84	1.84	1.84	1.84
Net investment income	1.76	2.03	2.06	1.63	1.89
Portfolio turnover (%)	17[4]	21	28	24	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
[4]	Excludes reorganization activity.
11	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$11.44	$10.41	$11.69	$11.81	$8.65
Net investment income[1]	0.32	0.31	0.32	0.31	0.29
Net realized and unrealized gain (loss) on investments	1.17	1.19	(0.63)	0.86	3.18
Total from investment operations	1.49	1.50	(0.31)	1.17	3.47
Less distributions
From net investment income	(0.34)	(0.30)	(0.36)	(0.31)	(0.31)
From net realized gain	(0.59)	(0.17)	(0.61)	(0.98)	—
Total distributions	(0.93)	(0.47)	(0.97)	(1.29)	(0.31)
Net asset value, end of period	$12.00	$11.44	$10.41	$11.69	$11.81
Total return (%)[2]	13.54	14.82	(2.22)	10.28	40.65
Ratios and supplemental data
Net assets, end of period (in millions)	$581	$550	$550	$377	$396
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	1.01	0.99	0.98	0.99
Expenses including reductions	0.84	0.84	0.84	0.84	0.84
Net investment income	2.70	2.95	3.00	2.59	2.78
Portfolio turnover (%)	17[3]	21	28	24	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	12

CLASS R2 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$11.47	$10.44	$11.71	$11.83	$8.66
Net investment income[1]	0.28	0.27	0.28	0.27	0.25
Net realized and unrealized gain (loss) on investments	1.16	1.19	(0.62)	0.85	3.19
Total from investment operations	1.44	1.46	(0.34)	1.12	3.44
Less distributions
From net investment income	(0.29)	(0.26)	(0.32)	(0.26)	(0.27)
From net realized gain	(0.59)	(0.17)	(0.61)	(0.98)	—
Total distributions	(0.88)	(0.43)	(0.93)	(1.24)	(0.27)
Net asset value, end of period	$12.03	$11.47	$10.44	$11.71	$11.83
Total return (%)[2]	13.05	14.32	(2.53)	9.82	40.19
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1	$1	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.40	1.38	1.34	1.34	1.35
Expenses including reductions	1.22	1.23	1.21	1.21	1.23
Net investment income	2.30	2.54	2.62	2.20	2.45
Portfolio turnover (%)	17[3]	21	28	24	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
13	JOHN HANCOCK Global Shareholder Yield Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$11.42	$10.39	$11.67	$11.79	$8.64
Net investment income[1]	0.33	0.32	0.33	0.32	0.30
Net realized and unrealized gain (loss) on investments	1.16	1.19	(0.63)	0.86	3.17
Total from investment operations	1.49	1.51	(0.30)	1.18	3.47
Less distributions
From net investment income	(0.35)	(0.31)	(0.37)	(0.32)	(0.32)
From net realized gain	(0.59)	(0.17)	(0.61)	(0.98)	—
Total distributions	(0.94)	(0.48)	(0.98)	(1.30)	(0.32)
Net asset value, end of period	$11.97	$11.42	$10.39	$11.67	$11.79
Total return (%)[2]	13.59	14.96	(2.12)	10.40	40.72
Ratios and supplemental data
Net assets, end of period (in millions)	$301	$289	$279	$278	$275
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	0.89	0.88	0.88	0.88
Expenses including reductions	0.74	0.74	0.74	0.74	0.74
Net investment income	2.80	3.05	3.06	2.68	2.94
Portfolio turnover (%)	17[3]	21	28	24	30

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Excludes reorganization activity.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Global Shareholder Yield Fund	14

Notes to financial statements
Note 1—Organization
John Hancock Global Shareholder Yield Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of income as its primary objective. Capital appreciation is a secondary investment objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class NAV shares were fully redeemed on January 21, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities
15	JOHN HANCOCK Global Shareholder Yield Fund |

between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2025, by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Austria	$15,949,627	—	$15,949,627	—
Canada	58,419,129	$58,419,129	—	—
France	83,373,309	—	83,373,309	—
Germany	55,950,904	—	55,950,904	—
Hong Kong	6,600,931	—	6,600,931	—
Ireland	9,898,079	9,898,079	—	—
Italy	13,955,267	—	13,955,267	—
Japan	19,701,180	—	19,701,180	—
Norway	8,845,401	—	8,845,401	—
South Korea	17,928,393	—	17,928,393	—
Switzerland	31,950,445	—	31,950,445	—
Taiwan	13,907,480	13,907,480	—	—
United Kingdom	128,070,554	24,536,569	103,533,985	—
United States	710,009,101	710,009,101	—	—
Short-term investments	15,086,503	15,086,503	—	—
Total investments in securities	$1,189,646,303	$831,856,861	$357,789,442	—
| JOHN HANCOCK Global Shareholder Yield Fund	16

Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2025, the fund loaned securities valued at $14,702,880 and received $15,086,500 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
17	JOHN HANCOCK Global Shareholder Yield Fund |

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended March 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended March 31, 2025 were $6,809.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2025, the fund has a long-term capital loss carryforward of $29,306,924 available to offset future net realized capital gains. This carryforward does not expire.
Due to certain Internal Revenue Code rules in relation to a previous merger, utilization of capital loss carryforwards may be limited in future years.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
| JOHN HANCOCK Global Shareholder Yield Fund	18

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2025 and 2024 was as follows:
	March 31, 2025	March 31, 2024
Ordinary income	$38,314,372	$33,530,570
Long-term capital gains	58,052,623	18,541,696
Total	$96,366,995	$52,072,266
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2025, the components of distributable earnings on a tax basis consisted of $1,614,752 of undistributed ordinary income and $62,834,478 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to partnerships and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of 0.800% of average daily net assets. The Advisor has a subadvisory agreement with Epoch Investment Partners, Inc. (“Epoch”), is an affiliate of TD Bank. TD Bank N.A. and its parent company, TD Bank US Holding Company (collectively, “TD Bank”) pleaded guilty to various violations of federal anti-money laundering laws. Epoch informed the fund and the Advisor that the conduct underlying TD Bank’s guilty plea did not relate to Epoch, any Epoch employee or Epoch’s investment advisory business. On January 17, 2025, Epoch received a permanent order from the SEC permitting Epoch to continue to provide sub-advisory services to the fund notwithstanding TD Bank’s plea. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is
19	JOHN HANCOCK Global Shareholder Yield Fund |

calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the applicable class in an amount equal to the amount by which expenses of Class A, Class C, Class I, Class R2, and Class R6 shares, as applicable, exceed 1.09%, 1.84%, 0.84%, 1.24%, and 0.74%, respectively, of average daily net assets attributable to the applicable class. For purposes of this agreement, “expenses of Class A, Class C, Class I, Class R2, and Class R6 shares” means all class expenses (including fund expenses attributable to the class), excluding (a) taxes; (b) brokerage commissions; (c) interest expense; (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business; (e) acquired fund fees and expenses paid indirectly; and (f) short dividend expense. This agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Advisor based on upon a determination that this is appropriate under the circumstances at that time.
The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary, make payment to the fund, in an amount equal to the amount by which the fund’s expenses exceed 0.74% of average net assets. Expenses means all the expenses of the fund, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, class-specific expenses, prime brokerage fees, acquired fund fees and expenses paid indirectly, and short dividend expense. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.
For the year ended March 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$734,284
Class C	11,920
Class I	1,089,254
Class R2	1,247
Class	Expense reduction
Class R6	$530,493
Class NAV	100,245
Total	$2,467,443

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2025, were equivalent to a net annual effective rate of 0.60% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
| JOHN HANCOCK Global Shareholder Yield Fund	20

Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $86,325 for the year ended March 31, 2025. Of this amount, $14,886 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $71,439 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2025, CDSCs received by the Distributor amounted to $39 and $108 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$932,287	$345,690
Class C	65,895	7,268
Class I	—	651,246
Class R2	3,405	33
Class R6	—	13,842
Total	$1,001,587	$1,018,079
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating
21	JOHN HANCOCK Global Shareholder Yield Fund |

affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$4,600,000	6	5.224%	$(4,005)
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2025 and 2024 were as follows:
	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,471,790	$17,449,038	2,169,734	$22,877,989
Distributions reinvested	1,993,206	22,833,385	1,152,398	12,223,186
Repurchased	(4,748,466)	(56,283,290)	(5,626,610)	(59,492,628)
Net decrease	(1,283,470)	$(16,000,867)	(2,304,478)	$(24,391,453)
Class C shares
Sold	12,480	$147,722	29,312	$312,042
Distributions reinvested	35,241	403,891	29,603	314,372
Repurchased	(363,834)	(4,306,484)	(510,024)	(5,409,397)
Net decrease	(316,113)	$(3,754,871)	(451,109)	$(4,782,983)
Class I shares
Sold	5,690,976	$68,075,900	7,081,923	$75,098,146
Issued in reorganization (Note 8)	5,115,521	57,311,735	—	—
Distributions reinvested	3,847,219	44,319,462	2,188,880	23,322,263
Repurchased	(14,305,797)	(169,401,147)	(14,009,796)	(147,789,391)
Net increase (decrease)	347,919	$305,950	(4,738,993)	$(49,368,982)
Class R2 shares
Sold	3,979	$47,481	6,280	$67,363
Distributions reinvested	4,481	51,697	2,235	23,896
Repurchased	(5,658)	(66,945)	(4,024)	(42,858)
Net increase	2,802	$32,233	4,491	$48,401
Class R6 shares
Sold	3,511,628	$42,116,773	3,500,041	$37,052,286
Distributions reinvested	1,995,743	22,951,901	1,167,888	12,423,814
Repurchased	(5,656,153)	(67,296,449)	(6,265,509)	(66,400,554)
Net decrease	(148,782)	$(2,227,775)	(1,597,580)	$(16,924,454)
| JOHN HANCOCK Global Shareholder Yield Fund	22

	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class NAV shares[1]
Sold	26,516	$326,336	35,958	$368,695
Distributions reinvested	456,313	5,239,467	326,090	3,467,731
Repurchased	(7,105,786)	(82,440,471)	(2,284,006)	(24,249,048)
Net decrease	(6,622,957)	$(76,874,668)	(1,921,958)	$(20,412,622)
Total net decrease	(8,020,601)	$(98,519,998)	(11,009,627)	$(115,832,093)

[1]	Class NAV shares were fully redeemed on 1-21-25.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and reorganization activity, amounted to $214,391,273 and $433,652,902, respectively, for the year ended March 31, 2025.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	1,508,213	—	$166,001,584	$(150,922,044)	$6,963	—	$37,508	—	$15,086,503

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—Reorganization
On April 15, 2024, the shareholders of John Hancock Tax-Advantaged Global Shareholder Yield Fund (the Acquired Fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of John Hancock Global Shareholder Yield Fund (the Acquiring Fund) with a value equal to the net assets transferred. The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired Fund in exchange for shares of the Acquiring Fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired Fund; and (c) the distribution to the Acquired Fund’s shareholders of such Acquiring Fund’s shares. The reorganization was intended to achieve potential opportunities for economies of scale and lower expenses in the future. As a result of the reorganization, the Acquiring Fund is the legal and accounting survivor.
The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired Fund or its shareholders. Thus, the investments were transferred to the Acquiring Fund at the Acquired Fund’s identified cost. All distributable amounts of net income and realized gains from the Acquired Fund were distributed prior to the reorganization. In addition, the Acquired Fund bore the costs that were incurred in connection with the reorganization. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on April 26, 2024. The following outlines the reorganization:
23	JOHN HANCOCK Global Shareholder Yield Fund |

Acquiring Fund	Acquired Fund	Net Asset Value of the Acquired Fund	Appreciation of the Acquired Fund’s Investments	Shares Redeemed by the Acquired Fund	Shares Issued by the Acquiring Fund	Acquiring Fund Net Assets Prior to Combination	Acquiring Fund Total Net Assets After Combination
Global Shareholder Yield Fund	Tax-Advantaged Global Shareholder Yield Fund	$57,311,735	$537,445	10,921,751	5,115,521	$1,194,550,471	$1,251,862,206
Because the combined fund has been managed as a single integrated fund since the reorganization was completed, it is not practicable to separate the amounts of net investment income and gains attributable to the Acquired Fund that have been included in the Acquiring Fund’s Statement of operations at March 31, 2025. See Note 5 for capital shares issued in connection with the above referenced reorganization.
Note 9—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Global Shareholder Yield Fund	24

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock Global Shareholder Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Global Shareholder Yield Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agent and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
25	JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND |

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $58,052,623 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK GLOBAL SHAREHOLDER YIELD FUND	26

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4377437	320A 3/25
5/25

Annual Financial Statements & Other N-CSR Items
John Hancock
International Growth Fund
International equity
March 31, 2025

John Hancock
International Growth Fund

2	Fund’s investments
6	Financial statements
10	Financial highlights
18	Notes to financial statements
28	Report of independent registered public accounting firm
29	Tax information
1	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

Fund’s investments
AS OF 3-31-25
	Shares	Value
Common stocks 97.3%		$4,626,746,011
(Cost $3,571,810,561)
Australia 0.4%		20,704,125
Goodman Group	1,153,646	20,704,125
Belgium 1.4%		66,389,985
KBC Group NV	728,409	66,389,985
Brazil 0.4%		20,513,366
Ambev SA	8,671,000	20,513,366
Canada 5.6%		264,261,860
ARC Resources, Ltd.	3,691,980	74,221,870
Constellation Software, Inc.	38,117	120,713,854
iA Financial Corp., Inc.	534,672	50,775,356
Shopify, Inc., Class A (A)	195,000	18,550,780
China 9.2%		437,675,427
ANTA Sports Products, Ltd.	4,995,977	54,930,772
BYD Company, Ltd., H Shares	950,676	48,138,923
Meituan, Class B (A)(B)	3,894,071	78,358,310
NetEase, Inc., ADR	617,251	63,527,473
Tencent Holdings, Ltd.	3,016,152	192,719,949
Denmark 2.2%		105,010,212
DSV A/S	313,082	60,544,187
Pandora A/S	290,132	44,466,025
France 7.2%		340,754,053
Accor SA	1,285,325	58,617,803
Dassault Systemes SE	1,440,394	54,839,910
Legrand SA	535,234	56,683,378
Publicis Groupe SA	482,624	45,535,087
Safran SA	475,068	125,077,875
Germany 5.8%		276,502,011
Allianz SE	242,327	92,741,257
Heidelberg Materials AG	393,329	67,801,296
Rheinmetall AG	81,038	115,959,458
Hong Kong 1.2%		55,082,860
AIA Group, Ltd.	3,938,200	29,811,681
Prudential PLC	2,341,858	25,271,179
India 3.7%		173,433,921
Axis Bank, Ltd.	4,214,380	54,010,742
Bharti Airtel, Ltd.	5,927,795	119,423,179
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL GROWTH FUND	2

	Shares	Value
Ireland 1.5%		$71,937,386
AerCap Holdings NV	704,095	71,937,386
Israel 1.0%		48,469,232
Bank Leumi Le-Israel BM	3,599,220	48,469,232
Italy 1.5%		69,956,788
FinecoBank SpA	3,531,983	69,956,788
Japan 14.2%		674,989,212
Ajinomoto Company, Inc.	3,969,766	78,592,270
Fujitsu, Ltd.	4,384,353	87,252,586
Hitachi, Ltd.	3,724,700	87,453,731
Hoya Corp.	675,879	76,278,694
Keyence Corp.	190,567	74,932,899
Mizuho Financial Group, Inc.	2,234,000	61,309,306
Obic Company, Ltd.	2,054,007	59,223,205
Sony Group Corp.	5,926,034	149,946,521
Mexico 1.0%		46,779,502
Wal-Mart de Mexico SAB de CV	16,922,735	46,779,502
Netherlands 2.1%		97,865,987
ASM International NV	99,674	45,420,933
QIAGEN NV (A)	1,320,113	52,445,054
Portugal 1.4%		67,266,239
Jeronimo Martins SGPS SA	3,171,581	67,266,239
Singapore 2.2%		106,672,422
Singapore Telecommunications, Ltd.	27,203,575	68,997,902
Trip.com Group, Ltd., ADR	592,553	37,674,520
South Korea 0.6%		27,730,132
Hanwha Aerospace Company, Ltd.	64,536	27,730,132
Spain 1.8%		87,670,961
Industria de Diseno Textil SA	1,760,743	87,670,961
Sweden 1.6%		77,772,174
Volvo AB, B Shares (C)	2,650,871	77,772,174
Switzerland 4.5%		214,503,306
Holcim, Ltd. (A)	480,461	51,703,970
Novartis AG	758,327	84,227,228
UBS Group AG	2,558,136	78,572,108
Taiwan 8.9%		424,293,918
Accton Technology Corp.	697,622	12,359,768
Delta Electronics, Inc.	4,181,133	46,244,438
MediaTek, Inc.	1,656,546	71,397,870
3	JOHN HANCOCK INTERNATIONAL GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Taiwan Semiconductor Manufacturing Company, Ltd.	10,449,598	$294,291,842
United Kingdom 15.2%		724,355,307
Allfunds Group PLC	6,440,169	37,067,591
Aon PLC, Class A	145,742	58,164,175
AstraZeneca PLC	982,772	144,315,699
British American Tobacco PLC	1,642,491	67,382,457
Bunzl PLC	1,302,855	50,116,381
Haleon PLC	13,955,486	70,478,465
London Stock Exchange Group PLC	820,568	121,877,242
Next PLC	494,403	71,231,573
Unilever PLC	1,738,332	103,721,724
United States 1.1%		50,370,178
Flutter Entertainment PLC (A)	227,212	50,370,178
Uruguay 1.6%		75,785,447

MercadoLibre, Inc. (A)	38,847	75,785,447
Preferred securities 1.4%		$69,852,511
(Cost $79,444,234)
Brazil 1.4%		69,852,511
Itau Unibanco Holding SA	12,690,540	69,852,511

	Yield (%)	Shares	Value
Short-term investments 2.9%			$137,214,220
(Cost $137,214,664)
Short-term funds 1.6%			76,914,220
John Hancock Collateral Trust (D)	4.2232(E)	7,689,192	76,914,220

	Par value^	Value
Repurchase agreement 1.3%		60,300,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 3-31-25 at 4.380% to be repurchased at $30,103,662 on 4-1-25, collateralized by $1,183,506 Federal Home Loan Mortgage Corp., 2.500% - 4.000% due 8-1-50 to 8-1-52 (valued at $1,049,524), $20,589,030 Federal National Mortgage Association, 1.500% - 6.000% due 6-1-36 to 6-1-53 (valued at $19,118,750) and $10,364,442 Government National Mortgage Association, 3.000% - 6.000% due 7-15-31 to 3-15-60 (valued at $10,533,728)	30,100,000	30,100,000
Societe Generale SA Tri-Party Repurchase Agreement dated 3-31-25 at 4.360% to be repurchased at $30,203,658 on 4-1-25, collateralized by $52,024,200 U.S. Treasury Bonds, 2.000% due 8-15-51 (valued at $30,804,046)	30,200,000	30,200,000

Total investments (Cost $3,788,469,459) 101.6%	$4,833,812,742
Other assets and liabilities, net (1.6%)	(78,276,041)
Total net assets 100.0%	$4,755,536,701

SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK INTERNATIONAL GROWTH FUND	4

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 3-31-25.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 3-31-25.
At 3-31-25, the aggregate cost of investments for federal income tax purposes was $3,854,026,818. Net unrealized appreciation aggregated to $979,785,924, of which $1,122,542,064 related to gross unrealized appreciation and $142,756,140 related to gross unrealized depreciation.
The fund had the following sector composition as a percentage of net assets on 3-31-25:
Information technology	18.6%
Financials	18.2%
Consumer discretionary	15.9%
Industrials	14.1%
Communication services	10.3%
Health care	9.0%
Consumer staples	8.1%
Materials	2.5%
Energy	1.6%
Real estate	0.4%
Short-term investments and other	1.3%
TOTAL	100.0%
5	JOHN HANCOCK INTERNATIONAL GROWTH FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-25

Assets
Unaffiliated investments, at value (Cost $3,711,554,795) including $73,107,951 of securities loaned	$4,756,898,522
Affiliated investments, at value (Cost $76,914,664)	76,914,220
Total investments, at value (Cost $3,788,469,459)	4,833,812,742
Foreign currency, at value (Cost $15,161,539)	15,107,168
Dividends and interest receivable	24,561,944
Receivable for fund shares sold	4,233,259
Receivable for investments sold	62,871,091
Receivable for securities lending income	72,477
Other assets	4,609,286
Total assets	4,945,267,967
Liabilities
Due to custodian	31,401,207
Foreign capital gains tax payable	11,343,300
Payable for investments purchased	63,705,759
Payable for fund shares repurchased	5,032,150
Payable upon return of securities loaned	76,914,701
Payable to affiliates
Accounting and legal services fees	138,311
Transfer agent fees	294,807
Distribution and service fees	1,625
Trustees’ fees	312
Other liabilities and accrued expenses	899,094
Total liabilities	189,731,266
Net assets	$4,755,536,701
Net assets consist of
Paid-in capital	$4,335,839,045
Total distributable earnings (loss)	419,697,656
Net assets	$4,755,536,701
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	6

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($466,667,481 ÷ 16,547,838 shares)[1]	$28.20
Class C ($27,233,971 ÷ 1,018,178 shares)[1]	$26.75
Class I ($2,329,410,203 ÷ 81,975,874 shares)	$28.42
Class R2 ($3,420,789 ÷ 121,378 shares)	$28.18
Class R4 ($9,968,483 ÷ 351,580 shares)	$28.35
Class R6 ($1,657,083,003 ÷ 58,148,829 shares)	$28.50
Class 1 ($51,136,218 ÷ 1,799,037 shares)	$28.42
Class NAV ($210,616,553 ÷ 7,404,680 shares)	$28.44
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$29.68

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
7	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 3-31-25

Investment income
Dividends	$111,336,339
Interest	2,640,261
Securities lending	369,429
Less foreign taxes withheld	(8,280,934)
Total investment income	106,065,095
Expenses
Investment management fees	45,416,164
Distribution and service fees	1,932,993
Accounting and legal services fees	838,352
Transfer agent fees	3,450,041
Trustees’ fees	119,631
Custodian fees	2,154,991
State registration fees	171,121
Printing and postage	303,727
Professional fees	490,019
Other	428,899
Total expenses	55,305,938
Less expense reductions	(480,665)
Net expenses	54,825,273
Net investment income	51,239,822
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	788,553,087[1]
Affiliated investments	(6,411)
788,546,676
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(394,652,479)
Affiliated investments	44,234
(394,608,245)
Net realized and unrealized gain	393,938,431
Increase in net assets from operations	$445,178,253

[1]	Net of foreign capital gains taxes of $13,846,059.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	8

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-25	Year ended 3-31-24
Increase (decrease) in net assets
From operations
Net investment income	$51,239,822	$82,596,691
Net realized gain	788,546,676	89,543,657
Change in net unrealized appreciation (depreciation)	(394,608,245)	554,447,603
Increase in net assets resulting from operations	445,178,253	726,587,951
Distributions to shareholders
From earnings
Class A	(2,205,595)	(10,875,891)
Class C	—	(1,126,229)
Class I	(18,259,683)	(71,594,092)
Class R2	(13,200)	(173,489)
Class R4	(61,384)	(245,479)
Class R6	(14,244,672)	(48,841,593)
Class 1	(427,364)	(1,408,257)
Class NAV	(6,750,640)	(21,450,937)
Total distributions	(41,962,538)	(155,715,967)
From fund share transactions	(1,609,544,344)	(1,573,131,343)
Total decrease	(1,206,328,629)	(1,002,259,359)
Net assets
Beginning of year	5,961,865,330	6,964,124,689
End of year	$4,755,536,701	$5,961,865,330
9	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.31	$23.88	$29.99	$37.88	$24.58
Net investment income (loss)[1]	0.17	0.24	0.25	0.14	(0.04)
Net realized and unrealized gain (loss) on investments	1.85	2.77	(3.29)	(2.80)	13.34
Total from investment operations	2.02	3.01	(3.04)	(2.66)	13.30
Less distributions
From net investment income	(0.13)	(0.58)	—	(0.17)	—
From net realized gain	—	—	(3.07)	(5.06)	—
Total distributions	(0.13)	(0.58)	(3.07)	(5.23)	—
Net asset value, end of period	$28.20	$26.31	$23.88	$29.99	$37.88
Total return (%)[2,3]	7.70	12.84	(9.31)	(8.46)	54.11
Ratios and supplemental data
Net assets, end of period (in millions)	$467	$488	$502	$642	$670
Ratios (as a percentage of average net assets):
Expenses before reductions	1.31	1.32	1.30	1.29	1.29
Expenses including reductions	1.30	1.32	1.29	1.28	1.28
Net investment income (loss)	0.61	1.00	0.99	0.37	(0.14)
Portfolio turnover (%)	65	50	77	78	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	10

CLASS C SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$25.01	$22.73	$28.91	$36.78	$24.03
Net investment income (loss)[1]	—	0.09	0.09	(0.12)	(0.26)
Net realized and unrealized gain (loss) on investments	1.74	2.61	(3.20)	(2.69)	13.01
Total from investment operations	1.74	2.70	(3.11)	(2.81)	12.75
Less distributions
From net investment income	—	(0.42)	—	—	—
From net realized gain	—	—	(3.07)	(5.06)	—
Total distributions	—	(0.42)	(3.07)	(5.06)	—
Net asset value, end of period	$26.75	$25.01	$22.73	$28.91	$36.78
Total return (%)[2,3]	6.96	12.07	(9.96)	(9.10)	53.06
Ratios and supplemental data
Net assets, end of period (in millions)	$27	$56	$96	$171	$224
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	2.02	2.00	1.99	1.99
Expenses including reductions	2.00	2.02	1.99	1.98	1.98
Net investment income (loss)	(0.02)	0.39	0.36	(0.32)	(0.81)
Portfolio turnover (%)	65	50	77	78	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
11	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.51	$24.05	$30.09	$38.00	$24.63
Net investment income[1]	0.25	0.33	0.35	0.25	0.05
Net realized and unrealized gain (loss) on investments	1.87	2.79	(3.32)	(2.81)	13.40
Total from investment operations	2.12	3.12	(2.97)	(2.56)	13.45
Less distributions
From net investment income	(0.21)	(0.66)	—	(0.29)	(0.08)
From net realized gain	—	—	(3.07)	(5.06)	—
Total distributions	(0.21)	(0.66)	(3.07)	(5.35)	(0.08)
Net asset value, end of period	$28.42	$26.51	$24.05	$30.09	$38.00
Total return (%)[2]	8.03	13.20	(9.04)	(8.19)	54.62
Ratios and supplemental data
Net assets, end of period (in millions)	$2,329	$2,660	$3,587	$7,376	$8,176
Ratios (as a percentage of average net assets):
Expenses before reductions	1.01	1.02	1.00	0.99	0.99
Expenses including reductions	1.00	1.02	0.99	0.98	0.98
Net investment income	0.91	1.36	1.37	0.66	0.14
Portfolio turnover (%)	65	50	77	78	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	12

CLASS R2 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.29	$23.87	$30.00	$37.89	$24.60
Net investment income (loss)[1]	0.22	0.37	0.21	0.11	(0.08)
Net realized and unrealized gain (loss) on investments	1.78	2.61	(3.27)	(2.81)	13.37
Total from investment operations	2.00	2.98	(3.06)	(2.70)	13.29
Less distributions
From net investment income	(0.11)	(0.56)	—	(0.13)	—
From net realized gain	—	—	(3.07)	(5.06)	—
Total distributions	(0.11)	(0.56)	(3.07)	(5.19)	—
Net asset value, end of period	$28.18	$26.29	$23.87	$30.00	$37.89
Total return (%)[2]	7.61	12.75	(9.41)	(8.55)	54.02
Ratios and supplemental data
Net assets, end of period (in millions)	$3	$8	$36	$38	$50
Ratios (as a percentage of average net assets):
Expenses before reductions	1.39	1.41	1.39	1.38	1.38
Expenses including reductions	1.38	1.40	1.38	1.37	1.37
Net investment income (loss)	0.82	1.53	0.85	0.29	(0.23)
Portfolio turnover (%)	65	50	77	78	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
13	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R4 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.45	$24.00	$30.08	$37.98	$24.62
Net investment income (loss)[1]	0.21	0.28	0.43	0.20	(0.05)
Net realized and unrealized gain (loss) on investments	1.86	2.79	(3.44)	(2.81)	13.46
Total from investment operations	2.07	3.07	(3.01)	(2.61)	13.41
Less distributions
From net investment income	(0.17)	(0.62)	—	(0.23)	(0.05)
From net realized gain	—	—	(3.07)	(5.06)	—
Total distributions	(0.17)	(0.62)	(3.07)	(5.29)	(0.05)
Net asset value, end of period	$28.35	$26.45	$24.00	$30.08	$37.98
Total return (%)[2]	7.86	13.03	(9.18)	(8.31)	54.46
Ratios and supplemental data
Net assets, end of period (in millions)	$10	$10	$10	$45	$49
Ratios (as a percentage of average net assets):
Expenses before reductions	1.25	1.26	1.23	1.22	1.21
Expenses including reductions	1.14	1.15	1.12	1.11	1.10
Net investment income (loss)	0.76	1.14	1.61	0.54	(0.13)
Portfolio turnover (%)	65	50	77	78	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	14

CLASS R6 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.58	$24.11	$30.13	$38.04	$24.65
Net investment income[1]	0.28	0.34	0.34	0.29	0.08
Net realized and unrealized gain (loss) on investments	1.88	2.81	(3.29)	(2.81)	13.42
Total from investment operations	2.16	3.15	(2.95)	(2.52)	13.50
Less distributions
From net investment income	(0.24)	(0.68)	—	(0.33)	(0.11)
From net realized gain	—	—	(3.07)	(5.06)	—
Total distributions	(0.24)	(0.68)	(3.07)	(5.39)	(0.11)
Net asset value, end of period	$28.50	$26.58	$24.11	$30.13	$38.04
Total return (%)[2]	8.15	13.31	(8.96)	(8.09)	54.79
Ratios and supplemental data
Net assets, end of period (in millions)	$1,657	$1,862	$1,908	$2,333	$2,441
Ratios (as a percentage of average net assets):
Expenses before reductions	0.90	0.91	0.89	0.88	0.88
Expenses including reductions	0.89	0.90	0.89	0.87	0.88
Net investment income	1.02	1.40	1.37	0.78	0.25
Portfolio turnover (%)	65	50	77	78	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
15	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.52	$24.06	$30.08	$37.98	$24.62
Net investment income[1]	0.26	0.34	0.34	0.28	0.08
Net realized and unrealized gain (loss) on investments	1.87	2.79	(3.29)	(2.80)	13.38
Total from investment operations	2.13	3.13	(2.95)	(2.52)	13.46
Less distributions
From net investment income	(0.23)	(0.67)	—	(0.32)	(0.10)
From net realized gain	—	—	(3.07)	(5.06)	—
Total distributions	(0.23)	(0.67)	(3.07)	(5.38)	(0.10)
Net asset value, end of period	$28.42	$26.52	$24.06	$30.08	$37.98
Total return (%)[2]	8.05	13.30	(9.01)	(8.10)	54.68
Ratios and supplemental data
Net assets, end of period (in millions)	$51	$56	$58	$71	$83
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	0.95	0.93	0.92	0.92
Expenses including reductions	0.94	0.94	0.93	0.91	0.91
Net investment income	0.95	1.38	1.34	0.74	0.23
Portfolio turnover (%)	65	50	77	78	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK International Growth Fund	16

CLASS NAV SHARES Period ended	3-31-25	3-31-24	3-31-23	3-31-22	3-31-21
Per share operating performance
Net asset value, beginning of period	$26.53	$24.07	$30.08	$37.99	$24.62
Net investment income[1]	0.26	0.34	0.34	0.30	0.10
Net realized and unrealized gain (loss) on investments	1.89	2.80	(3.28)	(2.81)	13.38
Total from investment operations	2.15	3.14	(2.94)	(2.51)	13.48
Less distributions
From net investment income	(0.24)	(0.68)	—	(0.34)	(0.11)
From net realized gain	—	—	(3.07)	(5.06)	—
Total distributions	(0.24)	(0.68)	(3.07)	(5.40)	(0.11)
Net asset value, end of period	$28.44	$26.53	$24.07	$30.08	$37.99
Total return (%)[2]	8.14	13.30	(8.94)	(8.08)	54.78
Ratios and supplemental data
Net assets, end of period (in millions)	$211	$822	$768	$844	$1,057
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.90	0.88	0.87	0.87
Expenses including reductions	0.89	0.89	0.88	0.86	0.86
Net investment income	0.96	1.38	1.34	0.80	0.30
Portfolio turnover (%)	65	50	77	78	78

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
17	JOHN HANCOCK International Growth Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock International Growth Fund (the fund) is a series of John Hancock Funds III (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek high total return primarily through capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a
| JOHN HANCOCK International Growth Fund	18

ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2025, by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$20,704,125	—	$20,704,125	—
Belgium	66,389,985	—	66,389,985	—
Brazil	20,513,366	$20,513,366	—	—
Canada	264,261,860	264,261,860	—	—
China	437,675,427	63,527,473	374,147,954	—
Denmark	105,010,212	—	105,010,212	—
France	340,754,053	—	340,754,053	—
Germany	276,502,011	—	276,502,011	—
Hong Kong	55,082,860	—	55,082,860	—
India	173,433,921	—	173,433,921	—
Ireland	71,937,386	71,937,386	—	—
Israel	48,469,232	—	48,469,232	—
Italy	69,956,788	—	69,956,788	—
Japan	674,989,212	—	674,989,212	—
Mexico	46,779,502	46,779,502	—	—
Netherlands	97,865,987	—	97,865,987	—
Portugal	67,266,239	—	67,266,239	—
Singapore	106,672,422	37,674,520	68,997,902	—
South Korea	27,730,132	—	27,730,132	—
19	JOHN HANCOCK International Growth Fund |

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Spain	$87,670,961	—	$87,670,961	—
Sweden	77,772,174	—	77,772,174	—
Switzerland	214,503,306	—	214,503,306	—
Taiwan	424,293,918	—	424,293,918	—
United Kingdom	724,355,307	$58,164,175	666,191,132	—
United States	50,370,178	—	50,370,178	—
Uruguay	75,785,447	75,785,447	—	—
Preferred securities	69,852,511	69,852,511	—	—
Short-term investments	137,214,220	76,914,220	60,300,000	—
Total investments in securities	$4,833,812,742	$785,410,460	$4,048,402,282	—
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund’s investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. Prior to September 27, 2024, JHCT was a prime money market fund investing in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities,
| JOHN HANCOCK International Growth Fund	20

the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2025, the fund loaned securities valued at $73,107,951 and received $76,914,701 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
There may be unexpected restrictions on investments or on exposures to investments in companies located in certain foreign countries, such as China. For example, a government may restrict investment in companies or industries considered important to national interests, or intervene in the financial markets, such as by imposing trading restrictions, or banning or curtailing short selling. As a result of forced sales of a security, or inability to participate in an investment the manager otherwise believes is attractive, a fund may incur losses.
Trading in certain Chinese securities through Hong Kong Stock Connect or Bond Connect, mutual market access programs that enable foreign investment in the People’s Republic of China, is subject to certain restrictions and risks. Securities offered through these programs may lose purchase eligibility and any changes in laws, regulations and policies impacting these programs may affect security prices, which could adversely affect the fund’s performance.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
21	JOHN HANCOCK International Growth Fund |

Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. Commitment fees for the year ended March 31, 2025 were $26,940.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2025, the fund has a short-term capital loss carryforward of $555,202,184 available to offset future net realized capital gains. This carryforward does not expire.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2025 and 2024 was as follows:
	March 31, 2025	March 31, 2024
Ordinary income	$41,962,538	$155,715,967
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2025, the components of distributable earnings on a tax basis consisted of $5,987,847 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and corporate actions.
| JOHN HANCOCK International Growth Fund	22

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis to the sum of (a) 0.900% of the first $500 million of the fund’s average daily net assets; (b) 0.850% of the next $500 million of the fund’s average daily net assets, and (c) 0.800% of the fund’s average daily net assets in excess of $1 billion. The Advisor has a subadvisory agreement with Wellington Management Company LLP. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended March 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended March 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$40,442
Class C	3,449
Class I	211,785
Class R2	357
Class R4	854
Class	Expense reduction
Class R6	$147,247
Class 1	4,450
Class NAV	61,962
Total	$470,546

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2025, were equivalent to a net annual effective rate of 0.80% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended March 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
23	JOHN HANCOCK International Growth Fund |

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—
The fund’s Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on July 31, 2025, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $10,119 for Class R4 shares for the year ended March 31, 2025.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $106,429 for the year ended March 31, 2025. Of this amount, $18,231 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $88,198 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended March 31, 2025, CDSCs received by the Distributor amounted to $1,358 and $666 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended March 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,438,615	$533,517
Class C	411,459	45,180
Class I	—	2,788,554
Class R2	21,158	207
| JOHN HANCOCK International Growth Fund	24

Class	Distribution and service fees	Transfer agent fees
Class R4	$35,399	$475
Class R6	—	82,108
Class 1	26,362	—
Total	$1,932,993	$3,450,041
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$31,187,950	38	4.882%	($161,115)
Lender	$33,900,000	2	4.914%	9,254
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2025 and 2024 were as follows:
	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,544,266	$69,413,368	3,555,877	$86,162,587
Distributions reinvested	78,786	2,133,536	431,256	10,449,339
Repurchased	(4,615,768)	(126,105,318)	(6,469,632)	(154,059,706)
Net decrease	(1,992,716)	$(54,558,414)	(2,482,499)	$(57,447,780)
Class C shares
Sold	54,950	$1,419,627	64,119	$1,479,352
Distributions reinvested	—	—	48,123	1,110,685
Repurchased	(1,285,045)	(33,166,263)	(2,076,244)	(47,867,460)
Net decrease	(1,230,095)	$(31,746,636)	(1,964,002)	$(45,277,423)
Class I shares
Sold	10,121,627	$278,405,712	18,159,564	$442,198,719
Distributions reinvested	593,440	16,177,171	2,619,006	63,903,739
Repurchased	(29,082,130)	(799,500,030)	(69,574,471)	(1,692,859,577)
Net decrease	(18,367,063)	$(504,917,147)	(48,795,901)	$(1,186,757,119)
25	JOHN HANCOCK International Growth Fund |

	Year Ended 3-31-25		Year Ended 3-31-24
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	14,800	$399,649	78,986	$1,905,881
Distributions reinvested	334	9,047	4,321	104,646
Repurchased	(179,467)	(4,790,182)	(1,287,112)	(30,632,893)
Net decrease	(164,333)	$(4,381,486)	(1,203,805)	$(28,622,366)
Class R4 shares
Sold	49,486	$1,356,834	73,773	$1,791,360
Distributions reinvested	2,256	61,384	10,081	245,479
Repurchased	(90,552)	(2,478,905)	(94,559)	(2,334,168)
Net decrease	(38,810)	$(1,060,687)	(10,705)	$(297,329)
Class R6 shares
Sold	7,641,311	$210,640,221	10,167,478	$247,877,134
Distributions reinvested	501,976	13,719,000	1,935,852	47,331,584
Repurchased	(20,044,271)	(552,685,663)	(21,184,871)	(517,410,256)
Net decrease	(11,900,984)	$(328,326,442)	(9,081,541)	$(222,201,538)
Class 1 shares
Sold	337,674	$9,304,854	128,108	$3,150,119
Distributions reinvested	15,677	427,364	57,715	1,408,257
Repurchased	(651,491)	(17,742,291)	(486,012)	(11,824,905)
Net decrease	(298,140)	$(8,010,073)	(300,189)	$(7,266,529)
Class NAV shares
Sold	871,108	$23,788,174	2,401,335	$57,473,973
Distributions reinvested	247,458	6,750,640	878,777	21,450,937
Repurchased	(24,700,326)	(707,082,273)	(4,205,054)	(104,186,169)
Net decrease	(23,581,760)	$(676,543,459)	(924,942)	$(25,261,259)
Total net decrease	(57,573,901)	$(1,609,544,344)	(64,763,584)	$(1,573,131,343)
Affiliates of the fund owned 100% of shares of Class 1 and Class NAV on March 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $3,520,662,294 and $5,147,404,978, respectively, for the year ended March 31, 2025.
Note 7—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
| JOHN HANCOCK International Growth Fund	26

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	7,689,192	$152,730,862	$528,583,084	$(604,437,549)	$(6,411)	$44,234	$369,429	—	$76,914,220

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 8—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
27	JOHN HANCOCK International Growth Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Funds III and Shareholders of John Hancock International Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock International Growth Fund (one of the funds constituting John Hancock Funds III, referred to hereafter as the "Fund") as of March 31, 2025, the related statement of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2025 and the financial highlights for each of the five years in the period ended March 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 13, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK INTERNATIONAL GROWTH FUND	28

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
Income derived from foreign sources was $125,016,430. The fund intends to pass through foreign tax credits of $21,638,696.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
29	JOHN HANCOCK INTERNATIONAL GROWTH FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock International Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4377447	87A 3/25
5/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 13, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 13, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	May 13, 2025